Nuveen Tax-Free                                       [NUVEEN LOGO]
Mutual Funds                                       [PHOTO APPEARS HERE]


Dependable tax-free
income for generations

ARIZONA

FLORIDA

MARYLAND

MICHIGAN

NEW JERSEY

PENNSYLVANIA

VIRGINIA



SEMIANNUAL REPORT/JULY 31, 1995

                              CONTENTS

                           3  Dear shareholder
                           5  Answering your questions
                           9  Fund performance
                          13  Portfolio of investments
                          36  Statement of net assets
                          38  Statement of operations
                          40  Statement of changes in net assets
                          44  Notes to financial statements
                          56  Financial highlights

Dear
shareholder

Over the past 12 months, we have endured somewhat of a roller-coaster ride in the municipal bond market: First, we saw the conclusion of one of the worst periods in recent bond market history, capped by the December bankruptcy of Orange County, California, a major municipal issuer with a seemingly healthy credit rating. Then, in early 1995, we experienced a welcome rebound in the bond markets. In July, the Federal Reserve Board's move to ease short-term interest rates inspired much speculation about further cuts as well as about the pace of economic growth going forward.

     Throughout this time, we have kept our sights focused on successfully meeting the objectives of your Fund: providing you with a dependable source of tax-free income from a portfolio of investment-grade quality municipal bonds.

     As of July 31, 1995, current yields on net asset values for the funds covered in this report ranged from 4.87% to 5.44%. To match these yields, an investor in the 36% federal income tax bracket would have had to earn between 7.61% and 8.50% on taxable alternatives, which would be very difficult to achieve using bonds of comparable credit quality. And when state taxes are added to this equation, the after-tax yield advantage provided by municipal bonds is even greater.


[PHOTO APPEARS HERE]

"Over time, municipal bonds have proven to be a valuable and dependable component of successful investment programs."

     In addition, each of the funds covered in this report posted gains in net asset value over July 31, 1994, reflecting growth of fund principal. Total returns for these funds ranged from 7.08% to 8.25% for the 12-month period.

     These performance numbers remind us of the important role that municipal bonds--and the tax-free income they provide--can play as part of an investment strategy focused on diversification and long-term performance. Over time, municipal bonds have proven to be a valuable and dependable component of successful investment programs.

     The value and dependability of your municipal bond investments are enhanced by the fact that you have chosen Tax-Free Mutual Funds managed by Nuveen. We offer a combination of professional management, award-winning research, and shareholder service that distinguishes Nuveen as a fund manager.

     Our value approach to portfolio management gives Nuveen an important edge in managing municipal investments. We use a disciplined approach to security selection and portfolio construction designed to deliver above-market performance by selecting securities that are underpriced or undervalued by the market. This approach is supported by the strength of Nuveen Research, which provides the insights and experience to assist portfolio managers in identifying and selecting bonds with strong credit quality.

     Nuveen also prides itself on providing exceptional service to its shareholders. Through annual and semiannual reports, regular statements, as well as our toll-free information lines, our communication programs help us stay in touch with your needs and concerns. We also provide support to financial advisers across the nation by supplying them with the information they need to answer your questions and to ensure that products are selected to meet your needs.

     As you review the following pages detailing the solid performance of your Tax-Free Mutual Fund, I hope you come away with the feeling that these results, coupled with Nuveen's continued pledge of superior service, add up to a rewarding investing experience. We look forward to serving your tax-free investment needs in the future.

Sincerely,


/s/ Richard J. Franke
Richard J. Franke
Chairman of the Board
September 15, 1995

                           Answering your questions


Tom Spalding, head of Nuveen's portfolio management team, offers insights into our approach to fund management and the outlook for Nuveen's Tax-Free Mutual Funds.


What does Nuveen mean by "value investing"?

At Nuveen, we define value investing as a disciplined approach to security selection and portfolio construction designed to deliver above-market performance by emphasizing securities that are underpriced or undervalued. Our value investing approach avoids predictions about the direction of the markets or the economy in general, concentrating instead on identifying individual bonds with current yields, prices, credit quality, and future prospects that are exceptionally attractive in relation to other bonds in the market.

     While the concept sounds simple, successful value investing must be based on sound research that supports the selection of quality bonds. It also requires an ability to recognize value by gaining insights into individual issuers as well as specific bonds-information that often goes beyond that which is readily available to the market in general. Having the largest research staff in the investment management industry dedicated exclusively to gathering this type of information on municipal bonds is reflected in the long-term results of our value investing approach.

     At Nuveen, we believe that value investing gives us an important edge in the management of municipal bond funds, an edge that translates to helping you meet your goals and expectations.


How does the work done by Nuveen's Research Department help support the value of my funds?

At Nuveen, we believe that attention to detail combined with years of experience is the foundation for sound research. And sound research is one of the core elements of our disciplined approach to providing you with dependable income, credit quality, and diversification-key elements of a successful fixed-income investment program.

     Our award-winning team of more than 30 research professionals provides invaluable support to our portfolio managers, assisting them in careful analysis of bond issues considered for purchase-even those rated AAA by the rating agencies.

     On a daily basis, our research analysts prepare credit reviews to assist in the selection of bonds that offer the best combination of yield and security, monitor the continued creditworthiness of portfolio holdings, and analyze economic, political, and demographic trends affecting the markets. This daily surveillance of events and trends in the credit markets helps us to monitor the underlying value of our holdings and avoid any potential downgrades. This combination of indepth research and review helps ensure that your tax-free municipal investments meet your expectations for dependable income and credit safety.


What impact have interest rates had on bond portfolios?

Between February 1994 and February 1995, the Federal Reserve Board moved an unprecedented seven times to raise short-term interest rates. Board chairman Greenspan justified the hikes in short-term rates on the basis that the increases would cause the economy to slow enough in the future to relieve any inflationary pressures and avoid any significant increase in the rate of inflation. These increases in short-term rates reduced demand for long-term bonds, which had the complementary effects of lowering bond prices and raising bond yields.

     On July 6, 1995, after much anticipation, the Federal Reserve Board cautiously declared victory for this policy, making its first move to ease rates in nearly three years. Long-term bond yields had already fallen substantially, in anticipation of the Fed's move.

     During this time period, all bond investors, including holders of mutual funds invested in municipal bonds, have felt the effect of these interest rate changes on their fixed income portfolios. In 1994, the prices of all bonds and bond funds declined as interest rates rose. At the beginning of 1995, however, as it appeared that the rate increases were behind us, we saw a rebound in the markets that continued through the first half of the year and we have seen an increase in portfolio values.


What is the current outlook for municipal bonds?

With the rebound in the bond market at the beginning of 1995 and some consensus that inflation is under control, economic indicators are favorable for municipal bonds. Technical issues also point to a more favorable climate.

     One technical issue that affects bond prices is the supply and demand situation. While supplies of municipal bonds had been lagging over the past few quarters, new issue supply rose sharply in the second quarter of 1995. Demand, however, has been somewhat subdued by extraordinary market volatility over the past 18 months and by mounting interest in the ramifications of proposed tax reform.

     We anticipate that demand will gain strength based on the fact that municipal bonds continue to be a fundamentally sound and attractive investment option, offering one of the few remaining tax-advantaged investments. Once investors are more confident that the interest rate environment has stabilized, we expect to see the demand for municipal investments resume its long-term upward trend.

NUVEEN ARIZONA TAX-FREE
VALUE FUND

Arizona



Shareholders enjoyed a year of relatively steady monthly dividends, with a dividend increase in October and a slight decrease in July.



                      12 MONTH DIVIDEND HISTORY-R SHARES



                           [BAR CHART APPEARS HERE]

         .0450                         .0455                          .0450

         8 '94


-------------------------------------------------------------------------------
   FUND HIGHLIGHTS 7/31/95
-------------------------------------------------------------------------------
   Current SEC yield on R Shares*                                     5.17%

   Taxable-equivalent yield on R Shares**                             8.55%

   12-mo. total return on R Shares*                                   8.04%

   Taxable-equivalent total return on R Shares**                     11.67%

   Combined state and federal tax rate                                39.5%

-------------------------------------------------------------------------------

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.


See footnotes on page 12.



NUVEEN FLORIDA TAX-FREE
VALUE FUND

Florida



Shareholders of the Florida fund enjoyed two dividend increases during the period in addition to a capital gains distribution in September.



                      12 MONTH DIVIDEND HISTORY-R SHARES



                           [BAR CHART APPEARS HERE]

                  .0451
         .0425             .0425                .0430                 .0440

         8 '94


         . Capital Gains


-------------------------------------------------------------------------------
   FUND HIGHLIGHTS 7/31/95
-------------------------------------------------------------------------------
   Current SEC yield on R Shares*                                     5.13%

   Taxable-equivalent yield on R Shares**                             8.02%

   12-mo. total return on R Shares*                                   7.63%

   Taxable-equivalent total return on R Shares**                     10.63%

   Federal tax rate                                                   36.0%

-------------------------------------------------------------------------------

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.


See footnotes on page 12.

NUVEEN MARYLAND TAX-FREE
VALUE FUND

Maryland



Nuveen funds set dividends with stability in mind, seeking a level that is expected to be sustainable over time. The Fund adjusted the monthly tax-free dividend in July following two dividend increases during the period.



                      12 MONTH DIVIDEND HISTORY-R SHARES



                           [BAR CHART APPEARS HERE]

                  .0446
         .0425             .0435                 .0440                .0430

         8 '94


         . Capital Gains


-------------------------------------------------------------------------------
   FUND HIGHLIGHTS 7/31/95
-------------------------------------------------------------------------------
   Current SEC yield on R Shares*                                     4.87%

   Taxable-equivalent yield on R Shares**                             8.12%

   12-mo. total return on R Shares*                                   8.20%

   Taxable-equivalent total return on R Shares**                     11.82%

   Combined state and federal tax rate                                40.0%

-------------------------------------------------------------------------------

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.


See footnotes on page 12.




NUVEEN MICHIGAN TAX-FREE
VALUE FUND

Michigan



Shareholders of the Michigan fund enjoyed two dividend increases during the period in addition to a capital gains distribution in September.



                      12 MONTH DIVIDEND HISTORY-R SHARES



                           [BAR CHART APPEARS HERE]

                  .0474
         .0445             .0445                 .0450                .0455

         8 '94


         . Capital Gains



-------------------------------------------------------------------------------
   FUND HIGHLIGHTS 7/31/95
-------------------------------------------------------------------------------
   Current SEC yield on R Shares*                                     5.25%

   Taxable-equivalent yield on R Shares**                             8.82%

   12-mo. total return on R Shares*                                   7.64%

   Taxable-equivalent total return on R Shares**                     11.36%

   Combined state and federal tax rate                                40.5%

-------------------------------------------------------------------------------

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.


See footnotes on page 12.

NUVEEN NEW JERSEY TAX-FREE VALUE FUND

New Jersey



Shareholders benefited from an attractive level of income; the dividend rate was raised three times during the period. In addition, shareholders received a capital gains distribution in September.



                      12 MONTH DIVIDEND HISTORY-R SHARES



                           [BAR CHART APPEARS HERE]

                 .1299


         .0435             .0435            .0450            .0465    .0475

         8 '94


         . Capital Gains


-------------------------------------------------------------------------------
   FUND HIGHLIGHTS 7/31/95
-------------------------------------------------------------------------------
   Current SEC yield on R Shares*                                     5.44%

   Taxable-equivalent yield on R Shares**                             9.07%

   12-mo. total return on R Shares*                                   7.08%

   Taxable-equivalent total return on R Shares**                     10.78%

   Combined state and federal tax rate                                40.0%

-------------------------------------------------------------------------------

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.


See footnotes on page 12.




NUVEEN PENNSYLVANIA TAX-FREE VALUE FUND

Pennsylvania



Shareholders enjoyed a year of relatively steady monthly dividends, with a dividend increase in February and a slight decrease in June.



                      12 MONTH DIVIDEND HISTORY-R SHARES



                           [BAR CHART APPEARS HERE]

                             .0445               .0455                .0440

         8 '94


-------------------------------------------------------------------------------
   FUND HIGHLIGHTS 7/31/95
-------------------------------------------------------------------------------
   Current SEC yield on R Shares*                                     5.17%

   Taxable-equivalent yield on R Shares**                             8.34%

   12-mo. total return on R Shares*                                   8.25%

   Taxable-equivalent total return on R Shares**                     11.65%

   Combined state and federal tax rate                                38.0%

-------------------------------------------------------------------------------

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.


See footnotes on page 12.

NUVEEN VIRGINIA TAX-FREE
VALUE FUND

Virginia



Shareholders enjoyed a year of relatively steady monthly dividends, with a modest dividend reduction in June reflecting the effect of bond calls.



                      12 MONTH DIVIDEND HISTORY-R SHARES



                           [BAR CHART APPEARS HERE]

                                     .0450                            .0440

         8 '94


-------------------------------------------------------------------------------
   FUND HIGHLIGHTS 7/31/95
-------------------------------------------------------------------------------
   Current SEC yield on R Shares*                                     5.31%

   Taxable-equivalent yield on R Shares**                             8.78%

   Total return on R Shares*                                          7.70%

   Taxable-equivalent total return on R Shares**                     11.31%

   Combined state and federal tax rate                                39.5%

-------------------------------------------------------------------------------

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.


See footnotes on this page.


* All shares issued prior to September 6, 1994, have been designated as Class R Shares, which are currently available only for dividend reinvestment and certain other restricted situations. Please see Financial Highlights beginning on page 56 for additional data on Class A and C Shares.

**An investor subject to the indicated state and federal income tax rate would have to receive this return from a fully taxable investment to equal the stated yield and total return on an after-tax basis.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
PORTFOLIO OF INVESTMENTS
                                                                   JULY 31, 1995
(Unaudited)

NUVEEN ARIZONA TAX-FREE VALUE FUND

 PRINCIPAL                                      OPT. CALL                MARKET
 AMOUNT      DESCRIPTION                      PROVISIONS* RATINGS**       VALUE
-------------------------------------------------------------------------------
 $   250,000 Arizona Certificates of
              Participation,
              6.250%, 9/01/10                 9/02 at 102       Aaa $   261,975
             Arizona Educational Loan
              Marketing Corporation,
              Alternative Minimum Tax:
     200,000 7.000%, 3/01/05                  3/02 at 101         A     215,588
     100,000 6.375%, 9/01/05                  9/02 at 101        Aa     105,709
     300,000 Arizona Health Facilities
              Authority
              (Phoenix Baptist Hospital
              and Medical Center),
              6.250%, 9/01/11                 9/03 at 100       Aaa     311,337
     200,000 Arizona Municipal
              Financing Program,
              Certificates of
              Participation, 7.700%,
              8/01/10                        No Opt. Call       Aaa     232,020
     200,000 Arizona State
              Transportation Board,
              6.500%, 7/01/11 (Pre-
              refunded to 7/01/02)        7/02 at 101 1/2       Aaa     223,590
     500,000 Arizona State University,
              5.750%, 7/01/12                 7/02 at 101        AA     498,365
     500,000 Arizona Student Loan
              Acquisition Authority,
              Alternative Minimum Tax,
              6.600%, 5/01/10                 5/04 at 102        Aa     522,645
     175,000 Arizona Wastewater
              Management Authority,
              5.950%, 7/01/12                 7/02 at 102       Aaa     178,136
     700,000 Apache County Public
              Finance Corporation,
              Certificates of
              Participation, 5.500%,
              5/01/10                         5/00 at 102         A     675,269
     195,000 Central Arizona Water
              Conservation District,
              6.500%, 11/01/11 (Pre-
              refunded to 5/01/01)            5/01 at 102       AA-     216,099
     300,000 Cochise County, Unified
              School District No. 68,
              General Obligation,
              7.500%, 7/01/10                No Opt. Call       Aaa     364,296
     250,000 Coconino and Yavapai
              Counties, Joint Unified
              School District No. 9,
              6.750%, 7/01/07                 7/01 at 101        A-     266,878
     280,000 Eloy Municipal Property
              Corporation,
              7.000%, 7/01/11                 7/02 at 101       BBB     290,900
     300,000 Maricopa County Hospital
              District No. 1,
              6.250%, 6/01/10                 6/04 at 101       Aaa     316,542
     300,000 Maricopa County Industrial
              Development Authority
              (Catholic Healthcare
              West),
              5.750%, 7/01/11                 7/02 at 102       Aaa     299,361
     500,000 Maricopa County Industrial
              Development Authority
              (Samaritan Health
              Services),
              7.000%, 12/01/16               No Opt. Call       Aaa     578,915
     375,000 Maricopa County Rural Road
              Improvement District,
              6.900%, 7/01/05                 7/99 at 101       N/R     390,236
      50,000 Maricopa County School
              District No. 28,
              General Obligation,
              6.000%, 7/01/12                 7/02 at 100       Aaa      50,788
     265,000 Maricopa County School
              District No. 28,
              6.000%, 7/01/12 (Pre-
              refunded to 7/01/02)            7/02 at 100       Aaa     285,779
     200,000 Maricopa County Unified
              School District No. 41,
              6.500%, 7/01/08 (Pre-
              refunded to 7/01/02)            7/02 at 100       Aaa     221,410
     250,000 Maricopa County Unified
              School District No. 69
              (Paradise Valley),
              6.500%, 7/01/09 (Pre-
              refunded to 7/01/01)            7/01 at 100       Aaa     274,348

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN ARIZONA TAX-FREE VALUE FUND--CONTINUED

 PRINCIPAL                                      OPT. CALL                MARKET
 AMOUNT      DESCRIPTION                      PROVISIONS* RATINGS**       VALUE
-------------------------------------------------------------------------------
 $   500,000 Mohave County Industrial
              Development Authority
              (Citizens Utilities
              Company), Alternative
              Minimum Tax, 6.600%, 5/01/29   11/03 at 101       AAA $   510,680
   1,000,000 Navajo County Pollution
              Control Corporation (Arizona
              Public Service Company),
              5.875%, 8/15/28                 8/03 at 102      Baa1     934,640
     425,000 Peoria Improvement District
              (North Valley Power Center),
              7.300%, 1/01/12                 1/03 at 101       BBB     456,437
     200,000 Phoenix General Obligation,
              6.500%, 7/01/11 (Pre-
              refunded to 7/01/99)            7/99 at 102       AA+     218,702
     250,000 Phoenix Civic Improvement
              Corporation, Airport
              Terminal Excise Tax,
              Alternative Minimum Tax,
              7.800%, 7/01/11                 7/97 at 102       AA+     269,133
             Phoenix Civic Improvement
              Corporation, Wastewater
              System:
     400,000 6.125%, 7/01/23 (Pre-refunded
              to 7/01/03)                     7/03 at 102       AAA     442,556
     500,000 4.750%, 7/01/23                  7/04 at 102        A1     410,570
     295,000 Phoenix Housing Finance
              Corporation,
              FHA-Insured, 6.500%, 7/01/24    7/02 at 101       Aaa     299,897
     200,000 Phoenix Industrial
              Development Authority,
              FHA-Insured (Chris Ridge
              Village Project),
              6.750%, 11/01/12               11/02 at 101       AAA     209,752
     500,000 Phoenix Industrial
              Development Authority, GNMA
              (Meadow Glen Apartments),
              5.800%, 8/20/28                 2/03 at 102       Aaa     472,005
     485,000 Phoenix Industrial
              Development Authority,
              Single Family Mortgage,
              Alternative Minimum Tax,
              6.150%, 12/01/08                6/05 at 102       AAA     491,460
             Phoenix Industrial
              Development Authority
              (John C. Lincoln Hospital
              and Health Center):
     500,000 6.000%, 12/01/10                12/03 at 102      BBB+     482,955
     500,000 6.000%, 12/01/14                12/03 at 102      BBB+     463,845
     300,000 Phoenix Junior Lien Street
              and Highway,
              6.250%, 7/01/11                 7/02 at 102        A+     312,240
     290,000 Pima County Industrial
              Development Authority
              (Tucson Electric), 7.250%,
              7/15/10                         1/02 at 103       Aaa     320,201
     300,000 Pima County Unified School
              District No. 1, General
              Obligation, 6.100%, 7/01/12     7/02 at 102       Aaa     308,067
     500,000 Pima County Single Family
              Mortgage, 6.500%, 2/01/17       8/05 at 102         A     498,275
             Pinal County Certificates of
              Participation:
     300,000 6.375%, 6/01/06                  6/02 at 100        AA     316,125
     200,000 6.500%, 6/01/09                  6/02 at 100        AA     206,620

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                   JULY 31, 1995

 PRINCIPAL                                           OPT. CALL                MARKET
 AMOUNT      DESCRIPTION                           PROVISIONS* RATINGS**       VALUE
------------------------------------------------------------------------------------
             Salt River Project, Agricultural
              Improvement and Power District:
 $   300,000 5.750%, 1/01/19                       1/02 at 100        Aa $   291,714
     280,000 5.750%, 1/01/20                       1/96 at 100        Aa     269,338
     225,000 Tempe General Obligation, 6.000%,
              7/01/08                              7/02 at 101       AA+     234,621
     500,000 Tempe Industrial Development
              Authority, Multi-Family Housing,
              FHA-Insured (Quadrangles Village
              Apartments), 6.250%, 6/01/26         6/03 at 102       AAA     502,860
     600,000 Tempe Union High School District
              No. 213, General Obligation,
              6.000%, 7/01/12                      7/04 at 101       Aaa     613,956
     500,000 Tucson General Obligation, 6.250%,
              7/01/18                              7/04 at 101       Aaa     516,750
     575,000 Tucson Airport Authority, 5.700%,
              6/01/13                              6/03 at 102       Aaa     562,983
     250,000 Tucson Local Business Development
              Finance Corporation, 6.250%,
              7/01/12                              7/02 at 102       Aaa     258,785
     300,000 University of Arizona, 6.250%,
              6/01/11                              6/02 at 102        AA     312,353
     335,000 Yavapai County Community College
              District, 6.000%, 7/01/12            7/03 at 101        A-     337,716
     675,000 Yuma County Union High School
              District No. 70, General
              Obligation, 5.700%, 7/01/06          7/02 at 101       Aaa     703,484
------------------------------------------------------------------------------------
 $18,575,000 Total Investments - (cost
              $18,483,234) - 97.4%                                        19,008,906
------------------------------------------------------------------------------------
-------------------
                                                                    ----------------
             TEMPORARY INVESTMENTS IN SHORT-TERM
             MUNICIPAL SECURITIES - 1.5%
 $   100,000 Maricopa County Pollution Control
              Corporation (Arizona Public
              Service Company, Palo Verde
              Project), Series G, Variable Rate
              Demand Bonds,
              4.200%, 5/01/29+                                      A-1+     100,000
     200,000 Maricopa County Pollution Control
              Corporation (Arizona Public
              Service Company, Palo Verde
              Project), Series F, Variable Rate
              Demand Bonds,
              4.200%, 5/01/29+                                       A-1     200,000
------------------------------------------------------------------------------------
-------------------
                                                                    ----------------
 $   300,000 Total Temporary Investments - 1.5%                              300,000
------------------------------------------------------------------------------------
-------------------
                                                                    ----------------
             Other Assets Less Liabilities -
              1.1%                                                           212,026
------------------------------------------------------------------------------------
             Net Assets - 100%                                           $19,520,932

--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN ARIZONA TAX-FREE VALUE FUND--CONTINUED

                                                            NUMBER      MARKET  MARKET
                 STANDARD & POOR'S               MOODY'S OF ISSUES       VALUE PERCENT
--------------------------------------------------------------------------------------
 SUMMARY OF                    AAA                   Aaa        27 $ 9,811,933     52%
 RATINGS**            AA+, AA, AA-     Aa1, Aa, Aa2, Aa3        12   3,461,424      18
 PORTFOLIO OF                   A+                    A1         2     722,810       4
 INVESTMENTS                 A, A-             A, A2, A3         5   1,993,726      10
 (EXCLUDING        BBB+, BBB, BBB- Baa1, Baa, Baa2, Baa3         5   2,628,777      14
 TEMPORARY               Non-rated             Non-rated         1     390,236       2
 INVESTMENTS):
--------------------------------------------------------------------------------------
 TOTAL                                                          52 $19,008,906    100%

--------------------------------------------------------------------------------
* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.
See accompanying notes to financial statements.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
PORTFOLIO OF INVESTMENTS
                                                                   JULY 31, 1995
(Unaudited)

NUVEEN FLORIDA TAX-FREE VALUE FUND

 PRINCIPAL                                      OPT. CALL                MARKET
 AMOUNT      DESCRIPTION                      PROVISIONS* RATINGS**       VALUE
-------------------------------------------------------------------------------
 $   300,000 Florida Department of General
              Services, General
              Obligation, 6.600%, 7/01/17     7/02 at 101        Aa $   320,994
   2,500,000 Florida Housing Finance
              Agency, Alternative Minimum
              Tax, 6.875%, 8/01/26            2/05 at 102       Aaa   2,595,625
     750,000 Florida Housing Finance
              Agency, 6.400%, 6/01/24         6/02 at 103       AAA     765,818
      55,000 Florida Housing Finance
              Agency, Home Ownership
              (GNMA), Alternative Minimum
              Tax, 8.595%, 11/01/18          No Opt. Call       AAA      56,375
             Florida Municipal Power
              Agency:
   1,000,000 6.250%, 10/01/21 (Pre-
              refunded to 10/01/02)          10/02 at 102       Aaa   1,115,420
   1,145,000 6.000%, 10/01/27 (Pre-
              refunded to 10/01/02)          10/02 at 102       Aaa   1,259,844
   1,000,000 Florida Municipal Power
              Agency, St. Lucie Project,
              5.500%, 10/01/12               10/02 at 102       Aaa     967,570
             Florida State Board of
              Education:
   1,160,000 7.100%, 6/01/07                 No Opt. Call       Aaa   1,234,460
   2,250,000 5.875%, 6/01/20                  6/05 at 101        Aa   2,210,850
     360,000 7.250%, 6/01/23 (Pre-refunded
              to 6/01/00)                     6/00 at 102       Aaa     409,025
   1,915,000 7.250%, 6/01/23                  6/00 at 102        Aa   2,120,116
     650,000 Florida Turnpike Authority,
              6.350%, 7/01/22 (Pre-
              refunded to 7/01/02)            7/02 at 101       Aaa     722,267
     300,000 Brevard County Educational
              Facilities Authority
              (Florida Institute of
              Technology),
              6.875%, 11/01/22               11/02 at 102       BBB     307,479
     600,000 Broward County Housing
              Finance Authority (Lakeside
              Apartments), 7.000%, 2/01/25    2/05 at 102       AAA     633,492
     200,000 Cape Coral Health Facilities
              Authority (Cape Coral
              Medical Center), 8.125%,
              11/01/08                       No Opt. Call       Aaa     220,284
   1,000,000 Dade County (Miami
              International Airport),
              Alternative Minimum Tax,
              6.550%, 10/01/13               10/02 at 102       Aaa   1,041,100
     115,000 Dade County Housing Finance
              Authority, Single Family
              Mortgage, Alternative
              Minimum Tax, 7.250%, 9/01/23    3/01 at 102       Aaa     121,143
   2,480,000 Dade County (Jackson Memorial
              Hospital), 4.875%, 6/01/15      6/03 at 102       Aaa   2,156,162
     470,000 Dade County Special Housing
              (City of Miami
              Developments), 12.000%,
              7/01/12                         7/96 at 102         A     483,357
     255,000 Dade County (Courthouse
              Center),
              6.300%, 4/01/14                 4/04 at 102         A     259,529
     250,000 Dade County Health Facilities
              Authority
              (South Miami Hospital),
              7.000%, 10/01/18               10/99 at 102       Aaa     271,953
     300,000 Dade County Health Facilities
              Authority
              (North Shore Medical
              Center), 6.500%, 8/15/15        8/02 at 102       Aaa     312,033
   1,000,000 Davie Water and Sewer System,
              6.250%, 10/01/17               10/02 at 102       Aaa   1,020,860
     600,000 Daytona Beach Water and Sewer
              System,
              6.000%, 11/15/14               11/02 at 102       Aaa     601,626
   1,600,000 Dunedin (Mease Health Care),
              5.375%, 11/15/13               11/03 at 101       Aaa   1,513,472

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN FLORIDA TAX-FREE VALUE FUND--CONTINUED

 PRINCIPAL                                      OPT. CALL                MARKET
 AMOUNT      DESCRIPTION                      PROVISIONS* RATINGS**       VALUE
-------------------------------------------------------------------------------
             Escambia County Housing
              Finance Authority,
              Single Family Mortgage,
              Alternative Minimum Tax:
 $   325,000 6.900%, 4/01/20                 10/02 at 102       Aaa $   335,858
   2,000,000 6.950%, 10/01/27                 4/05 at 102       Aaa   2,080,860
     500,000 Escambia County School
              Board, Certificates of
              Participation, 6.375%,
              2/01/12                         2/02 at 100       Aaa     517,570
     500,000 Gainesville Utility
              System, 6.500%, 10/01/22       10/02 at 102        Aa     526,375
   1,500,000 Hillsborough County
              Aviation Authority
              (Tampa International
              Airport), Alternative
              Minimum Tax, 5.375%,
              10/01/23                       10/03 at 102       Aaa   1,354,395
   1,200,000 Hillsborough County
              Industrial Development
              Authority, Pollution
              Control (Tampa
              Electric), 8.000%,
              5/01/22                         5/02 at 103       Aa2   1,418,316
     250,000 Hillsborough County
              Capital Improvement
              (Museum of Science and
              Industry),
              6.400%, 1/01/12                 1/00 at 102         A     255,245
     250,000 Hollywood Water and Sewer
              System,
              6.875%, 10/01/21 (Pre-
              refunded to 10/01/01)          10/01 at 102       Aaa     283,993
             Jacksonville Electric
              Authority:
     470,000 7.500%, 10/01/02            10/97 at 101 1/2       Aa1     508,305
     500,000 5.500%, 10/01/14                10/02 at 101       Aa1     477,175
   1,290,000 5.250%, 10/01/21                10/02 at 101       Aa1   1,162,961
   1,000,000 5.250%, 10/01/28                10/02 at 101       Aa1     892,500
     250,000 Jacksonville Excise
              Taxes, 6.500%, 10/01/13        10/02 at 102       Aaa     263,735
     605,000 Jacksonville Health
              Facilities Authority
              (Daughters of Charity
              Health System - St.
              Vincent),
              7.500%, 11/01/15 (Pre-
              refunded to 11/01/00)          11/00 at 102       Aaa     699,779
     375,000 Jacksonville Water and
              Sewer (Jacksonville
              Suburban Utilities
              Corporation),
              Alternative Minimum Tax,
              6.750%, 6/01/22                 6/02 at 102        A2     398,779
     250,000 Jupiter Water System,
              6.250%, 10/01/18               10/01 at 102       Aaa     254,285
     250,000 North Broward Hospital
              District, 6.250%,
              1/01/12                         1/02 at 102       Aaa     253,900
             Orange County Sales Tax:
     145,000 6.125%, 1/01/19                 No Opt. Call       Aaa     157,083
   1,500,000 5.375%, 1/01/24                  1/03 at 102       Aaa   1,378,515
     500,000 Orange County Water
              Utilities System,
              6.250%, 10/01/17                4/02 at 102       Aaa     507,284
   1,000,000 Orange County Housing
              Finance Authority
              (Ashley Point
              Apartments), Alternative
              Minimum Tax, 7.100%,
              10/01/24                       10/01 at 101      BBB+   1,025,760
             Orlando Utilities
              Commission:
   1,250,000 6.000%, 10/01/20                10/02 at 102        Aa   1,245,050
   1,000,000 5.500%, 10/01/20                10/99 at 100        Aa     929,280

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                   JULY 31, 1995

 PRINCIPAL                                             OPT. CALL                MARKET
 AMOUNT       DESCRIPTION                            PROVISIONS* RATINGS**       VALUE
--------------------------------------------------------------------------------------
              Orlando and Orange County
               Expressway Authority:
 $  1,000,000 5.500%, 7/01/18                        7/03 at 102       Aaa $   938,110
    1,000,000 5.125%, 7/01/20                        7/03 at 102       Aaa     891,080
              Palm Beach County Criminal Justice
               Facilities:
    1,000,000 5.300%, 6/01/05                       No Opt. Call       Aaa   1,025,350
    1,000,000 5.375%, 6/01/10                       No Opt. Call       Aaa     987,350
    2,000,000 Pensacola Health Facilities
               Authority (Daughters of Charity -
               Sacred Heart), 5.250%, 1/01/11        1/03 at 102        Aa   1,842,820
    2,000,000 Pinellas County Health Facilities
               Authority (Morton Plant Health
               System), 5.500%, 11/15/18            11/03 at 102       Aaa   1,860,980
    1,000,000 Reedy Creek Improvement District,
               5.000%, 10/01/14                      4/04 at 101       Aaa     893,200
      565,000 St. Lucie County Solid Waste
               System,
               6.000%, 9/01/15 (Pre-refunded to
               9/01/99)                              9/99 at 100       Aaa     601,900
      500,000 St. Petersburg Health Facilities
               Authority
               (St. Joseph's Hospital Inc.),
               7.000%, 12/01/15                     12/01 at 102       Aaa     545,010
    1,000,000 Sarasota Water and Sewer System,
               7.625%, 10/01/08 (Pre-refunded to
               10/01/96)                            10/96 at 102       Aaa   1,044,440
      500,000 Tampa Water and Sewer System,
               6.000%, 10/01/17                     10/02 at 101       Aaa     500,994
    1,000,000 Turtle Run Community Development
               District, 6.400%, 5/01/11             5/03 at 100        A1   1,023,140
    2,000,000 West Palm Beach Utility System,
               5.400%, 10/01/23                     10/02 at 101       Aaa   1,842,720
--------------------------------------------------------------------------------------
  $53,730,000 Total Investments - (cost
               $52,774,213) - 97.4%                                         53,644,951
--------------------------------------------------------------------------------------
-------------------
              TEMPORARY INVESTMENTS IN SHORT-TERM
              MUNICIPAL SECURITIES - 0.7%
  $   400,000 Jacksonville Health Facilities
               Authority (Baptist Medical
               Center), Series 1993, Variable
               Rate Demand Bonds, 4.000%,
               6/01/08+                                                A-1     400,000
-------------------
--------------------------------------------------------------------------------------
                                                                    ------------------
              Other Assets Less Liabilities -
               1.9%                                                          1,020,320
--------------------------------------------------------------------------------------
              Net Assets - 100%                                            $55,065,271
--------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN FLORIDA TAX-FREE VALUE FUND--CONTINUED

                                                                   NUMBER      MARKET  MARKET
                        STANDARD & POOR'S               MOODY'S OF ISSUES       VALUE PERCENT
---------------------------------------------------------------------------------------------
 SUMMARY OF                           AAA                   Aaa        42 $36,236,920     68%
 RATINGS**                   AA+, AA, AA-     Aa1, Aa, Aa2, Aa3        12  13,654,742      25
 PORTFOLIO OF                          A+                    A1         1   1,023,140       2
 INVESTMENTS                        A, A-             A, A2, A3         4   1,396,910       3
 (EXCLUDING TEMPORARY     BBB+, BBB, BBB- Baa1, Baa, Baa2, Baa3         2   1,333,239       2
 INVESTMENTS):
---------------------------------------------------------------------------------------------
 TOTAL                                                                 61 $53,644,951    100%
---------------------------------------------------------------------------------------------

* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings: Using the higher of Standard & Poor's or Moody's rating.
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

 See accompanying notes to financial statements.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
PORTFOLIO OF INVESTMENTS
                                                                   JULY 31, 1995
(Unaudited)

NUVEEN MARYLAND TAX-FREE VALUE FUND

 PRINCIPAL                                      OPT. CALL                MARKET
 AMOUNT      DESCRIPTION                      PROVISIONS* RATINGS**       VALUE
-------------------------------------------------------------------------------
 $ 1,500,000 Maryland Community
              Development Administration,
              Department of Housing and
              Community Development,
              Alternative Minimum Tax,
              7.450%, 4/01/32                 4/01 at 102        Aa $ 1,583,850
             Maryland Community
              Development Administration,
              Multi-Family Housing:
     700,000 6.700%, 5/15/27                  5/02 at 102        Aa     718,109
     500,000 6.750%, 5/15/33                  5/02 at 102        Aa     514,265
   2,000,000 Maryland General Obligation,
              4.600%, 7/15/06                 7/03 at 101       Aaa   1,900,680
             Maryland Health and Higher
              Educational Facilities
              Authority (Doctors'
              Community Hospital):
   1,000,000 5.750%, 7/01/13                  7/03 at 102       Baa     876,180
   1,005,000 8.750%, 7/01/22 (Pre-refunded
              to 7/01/00)                     7/00 at 102       Aaa   1,206,613
             Maryland Health and Higher
              Educational Facilities
              Authority (Francis Scott Key
              Medical Center):
   1,800,000 5.000%, 7/01/13                  7/03 at 102       Aaa   1,616,688
     500,000 6.750%, 7/01/23 (Pre-refunded
              to 7/01/00)                     7/00 at 102       Aaa     556,430
     500,000 Maryland Health and Higher
              Educational Facilities
              Authority (Sinai Hospital of
              Baltimore), 7.000%, 7/01/19
              (Pre-refunded to 7/01/00)       7/00 at 102       Aaa     561,650
     700,000 Maryland National Capital
              Park and Planning
              Commission, 6.125%, 7/01/10     7/02 at 102        Aa     729,463
   1,760,000 Maryland Stadium Authority,
              5.875%, 12/15/12               12/04 at 102       Aaa   1,767,814
             Maryland Stadium Authority,
              Sports Facility, Alternative
              Minimum Tax:
     500,000 7.375%, 12/15/04                12/99 at 102        Aa     550,400
     500,000 7.500%, 12/15/10                12/99 at 102        Aa     545,625
   3,415,000 Maryland Transportation
              Authority
              (Baltimore/Washington
              International Airport),
              Alternative Minimum Tax,
              6.400%, 7/01/19                 7/04 at 102       Aaa   3,557,747
   1,000,000 Maryland Transportation
              Authority,
              5.750%, 7/01/15                 7/02 at 100        A1     974,500
             Baltimore General Obligation:
   2,295,000 7.375%, 10/15/03                No Opt. Call       Aaa   2,688,294
     600,000 6.500%, 10/15/12 (Pre-
              refunded to 10/15/02)          10/02 at 100       Aaa     666,474
   1,000,000 Baltimore, GNMA (Tindeco
              Wharf Apartments Project),
              6.700%, 12/20/28               12/02 at 102       AAA   1,036,520
   1,500,000 Baltimore Port Facilities
              (Consolidated Coal Sales
              Company), 6.500%, 10/01/11      4/02 at 103       Aa2   1,621,680
     930,000 Baltimore Water System,
              6.500%, 7/01/20
              (Pre-refunded to 7/01/00)       7/00 at 100       Aaa   1,009,896
   2,165,000 Gaithersburg (Shady Grove
              Adventist Nursing and
              Rehabilitation Center),
              6.500%, 9/01/12                No Opt. Call       Aaa   2,327,765
   1,000,000 Howard County (Howard Hills
              Townhouse
              Project--FHA Insured),
              6.400%, 7/01/24                 7/02 at 102       Aaa   1,021,590

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN MARYLAND TAX-FREE VALUE FUND--CONTINUED

 PRINCIPAL                                      OPT. CALL                MARKET
 AMOUNT      DESCRIPTION                      PROVISIONS* RATINGS**       VALUE
-------------------------------------------------------------------------------
 $ 2,000,000 Howard County Multi-Family
              Mortgage (Chase Glen
              Project), 7.000%, 7/01/24
              (Mandatory put 7/01/04)         7/02 at 104       N/R $ 2,187,200
             Montgomery County Housing
              Opportunities Commission,
              Single-Family Mortgage:
     450,000 7.250%, 7/01/13                  7/96 at 103        Aa     468,563
   1,615,000 6.600%, 7/01/14                  7/04 at 102        Aa   1,677,258
   1,000,000 Montgomery County, Solid
              Waste Resource Recovery
              Project, 5.875%, 6/01/13        6/03 at 102       Aaa     999,350
   1,500,000 Morgan State University,
              6.100%, 7/01/20                No Opt. Call       Aaa   1,550,775
   1,000,000 Northeast Maryland Waste
              Disposal Authority,
              Resource Recovery,
              6.900%, 1/01/00                No Opt. Call       Aaa   1,087,180
     600,000 Prince George's County
              (Dimensions Health
              Corporation), 6.700%,
              7/01/97                        No Opt. Call         A     624,396
   1,550,000 Prince George's County
              Housing Authority
              (New Keystone
              Apartments--FHA Insured),
              6.800%, 7/01/25                 1/02 at 102       Aaa   1,615,317
   1,500,000 Prince George's County
              Pollution Control
              (Potomac Electric
              Project), 6.375%, 1/15/23       1/03 at 102        A+   1,587,780
   1,000,000 University of Maryland,
              5.000%, 10/01/11               10/03 at 101       AA+     930,610
   1,500,000 Washington Metropolitan
              Area Transit Authority,
              5.250%, 7/01/14                 1/04 at 102       Aaa   1,386,450
   1,170,000 Washington Suburban
              Sanitary District,
              8.000%, 1/01/02                No Opt. Call       Aa1   1,385,233
     500,000 Commonwealth of Puerto
              Rico, General Obligation,
              6.600%, 7/01/13
              (Pre-refunded to 7/01/02)   7/02 at 101 1/2       Aaa     564,435
   1,750,000 Puerto Rico Aqueduct and
              Sewer Authority, 7.875%,
              7/01/17                         7/98 at 102         A   1,947,523
   2,000,000 Puerto Rico Highway and
              Transportation Authority,
              5.250% 7/01/21              7/03 at 101 1/2         A   1,761,060
             Puerto Rico Electric Power
              Authority:
   1,000,000 7.000%, 7/01/07              7/99 at 101 1/2        A-   1,070,110
     315,000 7.125%, 7/01/14 (Pre-
              refunded to 7/01/99)        7/99 at 101 1/2       AAA     351,934
     185,000 7.125%, 7/01/14              7/99 at 101 1/2        A-     197,830
-------------------------------------------------------------------------------
 $47,505,000 Total Investments - (cost
              $47,986,989) - 98.1%                                   49,425,237
-------------------------------------------------------------------------------
-------------------
                                                                    -----------

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
PORTFOLIO OF INVESTMENTS
                                                                   JULY 31, 1995
(Unaudited)
NUVEEN MARYLAND TAX-FREE VALUE FUND--CONTINUED

 PRINCIPAL                                         OPT. CALL                MARKET
 AMOUNT    DESCRIPTION                           PROVISIONS* RATINGS**       VALUE
----------------------------------------------------------------------------------
           TEMPORARY INVESTMENTS IN SHORT-TERM
           MUNICIPAL SECURITIES - 0.6%
  $300,000 Maryland Energy Financing
            Administration (Baltimore Ferst
            Project), Alternative Minimum Tax,
            Variable Rate Demand Bonds,
            3.850%, 7/01/11+                                    VMIG-1 $   300,000
-------------------
----------------------------------------------------------------------------------
                                                                    --------------
           Other Assets Less Liabilities -
            1.3%                                                           640,477
----------------------------------------------------------------------------------
           Net Assets - 100%                                           $50,365,714

--------------------------------------------------------------------------------

                                                            NUMBER      MARKET  MARKET
                STANDARD & POOR'S                MOODY'S OF ISSUES       VALUE PERCENT
--------------------------------------------------------------------------------------
 SUMMARY OF                  AAA                     Aaa        20 $27,473,602     56%
 RATINGS**              AA+, AA,       Aa1, Aa, Aa2, Aa3
                             AA-                                11  10,725,056    22
 PORTFOLIO OF                 A+                      A1         2   2,562,280     5
 INVESTMENTS               A, A-               A, A2, A3         5   5,600,919    11
 (EXCLUDING           BBB+, BBB,   Baa1, Baa, Baa2, Baa3
                            BBB-                                 1     876,180     2
 TEMPORARY             Non-rated               Non-rated         1   2,187,200     4
 INVESTMENTS):
--------------------------------------------------------------------------------------
 TOTAL                                                          40 $49,425,237    100%

--------------------------------------------------------------------------------
* Optional Call Provision: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.
See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN MICHIGAN TAX-FREE VALUE FUND

 PRINCIPAL                                   OPT. CALL                  MARKET
 AMOUNT      DESCRIPTION                   PROVISIONS*   RATINGS**       VALUE
------------------------------------------------------------------------------
 $ 1,000,000 Michigan Building
              Authority, 6.250%,
              10/01/20                    10/01 at 102         AA- $ 1,001,790
   1,190,000 Michigan Housing
              Development Authority
              (Parc Pointe Apartments),
              6.500%, 10 /01/15           10/05 at 102         Aaa   1,218,203
   1,000,000 Michigan Housing
              Development Authority,
              Single Family Mortgage,
              6.800%, 12/01/16             6/05 at 102         AA+   1,039,460
             Michigan Housing
              Development Authority,
              Rental Housing:
     500,000 6.400%, 4/01/05              10/02 at 102          A+     524,305
     500,000 6.650%, 4/01/23              10/02 at 102          A+     509,200
             Michigan Municipal Bond
              Authority:
     250,000 4.750%, 12/01/09             12/01 at 100         Aaa     229,690
     555,000 6.600%, 10/01/18             10/02 at 102          Aa     579,747
     950,000 Michigan Municipal Bond
              Authority, State
              Revolving Fund, 7.000%,
              10/01/04                    No Opt. Call          Aa   1,083,751
   1,000,000 Michigan Public Power
              Agency (Belle River
              Project), 5.250%, 1/01/18    1/03 at 102         AA-     899,080
             Michigan State Hospital
              Finance Authority
              (The Detroit Medical
              Center):
     860,000 5.000%, 8/15/02              No Opt. Call           A     837,597
     460,000 8.125%, 8/15/08 (Pre-
              refunded to 8/15/98)         8/98 at 102         Aaa     518,254
      40,000 8.125%, 8/15/08               8/98 at 102           A      44,531
     465,000 Michigan State Hospital
              Finance Authority
              (Harper Grace and Huron
              Valley Hospitals),
              10.000%, 10/01/16           10/95 at 102           A     478,262
   1,000,000 Michigan State Hospital
              Finance Authority
              (Daughters of Charity
              Health System),
              7.000%, 11/01/21            11/01 at 102          Aa   1,065,530
     500,000 Michigan State Hospital
              Finance Authority (Mid-
              Michigan Obligated
              Group), 6.900%, 12/01/24    12/02 at 102           A     515,530
   1,000,000 Michigan State Hospital
              Finance Authority (Otsego
              Memorial Hospital),
              6.125%, 1/01/15              1/05 at 102          AA     994,880
   1,145,000 Michigan State University,
              6.250%, 8/15/15              8/02 at 101         AA-   1,167,099
   1,055,000 Michigan Strategic Fund
              (WMX Technologies),
              Alternative Minimum Tax,
              6.000%, 12/01/13            12/03 at 102          A1   1,033,098
     400,000 Bay County General
              Obligation, West Side
              Regional Sewage Disposal
              System,
              6.400%, 5/01/02             11/95 at 103           A     413,200
     250,000 Capital Region Airport
              Authority, Alternative
              Minimum Tax, 6.700%,
              7/01/21                      7/02 at 102         Aaa     260,880
   1,000,000 Dearborn School District,
              General Obligation,
              6.000%, 5/01/14              5/01 at 102          AA   1,008,000
   1,000,000 Detroit Convention
              Facility (Cobo Hall),
              5.250%, 9/30/12              9/03 at 102           A     887,820
   1,000,000 Detroit Water Supply
              System, 4.750%, 7/01/19      7/04 at 102         Aaa     831,220
   1,000,000 Dexter Community Schools,
              General Obligation,
              5.000%, 5/01/17              5/03 at 102          AA     859,770

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                   JULY 31, 1995

 PRINCIPAL                                                        OPT. CALL                  MARKET
 AMOUNT      DESCRIPTION                                        PROVISIONS*   RATINGS**       VALUE
---------------------------------------------------------------------------------------------------
 $   450,000 Grand Rapids Housing Corporation, Multi-Family
              Mortgage, 7.375%, 7/15/41                         1/04 at 104         AAA $   473,805
     500,000 Grand Traverse County Hospital Finance
              Authority (Munson Healthcare), 6.250%, 7/01/22    7/02 at 102         Aaa     506,095
   1,250,000 Lansing Sewage Disposal System, 5.850%, 5/01/14    5/04 at 102         Aaa   1,227,550
   1,000,000 Monroe County Economic Development Corporation,
              Pollution Control (The Detroit Edison
              Company), Alternative Minimum Tax,
              6.350%, 12/01/04                                 No Opt. Call         Aaa   1,074,150
             Muskegon Water Supply System:
     450,000  4.500%, 5/01/12                                   5/01 at 101        Baa1     355,415
     450,000  4.500%, 5/01/13                                   5/01 at 101        Baa1     351,005
   1,000,000 Reeths-Puffer Schools, General Obligation,
              5.750%, 5/01/15                                   5/05 at 101         Aaa     974,570
     180,000 Saginaw-Midland Municipal Water Supply
              Corporation, 6.875%, 9/01/16                      9/04 at 102           A     188,091
     200,000 St. Joseph Hospital Finance Authority (Mercy
              Memorial Medical Center), 7.300%, 10/01/00       10/96 at 102         AAA     211,846
   1,000,000 University of Michigan Hospital, 6.375%,
              12/01/24                                         12/00 at 100          Aa   1,010,890
   1,000,000 University of Michigan Student Fee,
              5.500%, 4/01/12                                   4/03 at 102         AA+     968,130
     250,000 Warren Economic Development Corporation, GNMA
              (Autumn Woods Project),
              6.900%, 12/20/22                                  3/02 at 101         Aaa     255,070
   1,000,000 Wayne County, Detroit Metropolitan Airport,
              5.250%, 12/01/13                                 12/03 at 102         Aaa     926,620
   1,000,000 Western Michigan University, 5.000%, 7/15/21       7/03 at 102         Aaa     869,230
   1,000,000 Western Township Utilities Authority, Sewage
              Disposal System, 6.500%, 1/01/10                  1/02 at 100         AAA   1,046,520
   1,000,000 Puerto Rico Aqueduct and Sewer Authority,
              7.875%, 7/01/17                                   7/98 at 102           A   1,112,870
     250,000 Puerto Rico Public Buildings Authority,            7/02 at 101
              6.875%, 7/01/21 (Pre-refunded to 7/01/02)                 1/2         Aaa     286,251
---------------------------------------------------------------------------------------------------
 $30,100,000 Total Investments - (cost $29,214,343) - 98.4%                              29,839,005
---------------------------------------------------------------------------------------------------
-------------------
                                                                    -------------------
             Other Assets Less Liabilities - 1.6%                                           479,757
---------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                          $30,318,762

--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)
NUVEEN MICHIGAN TAX-FREE VALUE FUND--CONTINUED

                                                           NUMBER      MARKET  MARKET
               STANDARD & POOR'S                MOODY'S OF ISSUES       VALUE PERCENT
-------------------------------------------------------------------------------------
 SUMMARY OF                 AAA                     Aaa        16 $10,909,954     37%
 RATINGS**         AA+, AA, AA-       Aa1, Aa, Aa2, Aa3        12  11,678,127    39
 PORTFOLIO OF                A+                      A1         3   2,066,603     7
 INVESTMENTS:             A, A-               A, A2, A3         8   4,477,901    15
                BBB+, BBB, BBB-   Baa1, Baa, Baa2, Baa3         2     706,420     2
-------------------------------------------------------------------------------------
 TOTAL                                                         41 $29,839,005    100%

--------------------------------------------------------------------------------
* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings: Using the higher of Standard & Poor's or Moody's rating.

See accompanying notes to financial statements.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
PORTFOLIO OF INVESTMENTS
                                                                   JULY 31, 1995
(Unaudited)

NUVEEN NEW JERSEY TAX-FREE VALUE FUND

 PRINCIPAL                                      OPT. CALL                MARKET
 AMOUNT      DESCRIPTION                      PROVISIONS* RATINGS**       VALUE
-------------------------------------------------------------------------------
 $   200,000 New Jersey Economic
              Development Authority
              (Liberty State Park
              Project), 6.800%,
              3/15/22                         3/02 at 102        A1 $   212,566
   1,000,000 New Jersey Economic
              Development Authority
              (Yeshiva K'tana of
              Passaic), 8.000%,
              9/15/18                        No Opt. Call       N/R   1,137,470
   2,965,000 New Jersey Economic
              Development Authority
              (Bridgewater Resources,
              Inc.), Alternative
              Minimum Tax, 8.375%,
              11/01/04                       No Opt. Call       N/R   3,081,198
     250,000 New Jersey Economic
              Development Authority,
              Solid Waste Disposal
              Facility
              (Garden State Paper
              Company),
              7.125%, 4/01/22                 4/02 at 102       Aa1     268,038
   1,355,000 New Jersey Economic
              Development Authority,
              Alternative Minimum Tax,
              5.300%, 12/01/07               12/03 at 102       Aa1   1,354,892
     650,000 New Jersey Economic
              Development Authority,
              5.875%, 7/01/11                 7/04 at 102       Aaa     653,861
     975,000 New Jersey Educational
              Facilities Authority
              (Trenton State College),
              6.750%, 7/01/08             9/95 at 100 1/2        A+     984,263
     835,000 New Jersey Educational
              Facilities Authority
              (Princeton University),
              5.875%, 7/01/11                 7/04 at 100       Aaa     853,838
   1,000,000 New Jersey General
              Obligation, 5.800%,
              2/15/07                        No Opt. Call       Aa1   1,060,460
   1,115,000 New Jersey Health Care
              Facilities Financing
              Authority (Hackensack
              Hospital),
              8.750%, 7/01/09                No Opt. Call       Aaa   1,332,102
     400,000 New Jersey Health Care
              Facilities Financing
              Authority (Atlantic City
              Medical Center), 6.800%,
              7/01/05                         7/02 at 102         A     424,088
     850,000 New Jersey Health Care
              Facilities Financing
              Authority (Palisades
              Medical Center),
              7.500%, 7/01/06                 7/02 at 102        Ba     863,141
             New Jersey Housing
              Finance Agency:
   2,365,000 9.000%, 11/01/15            11/95 at 102 1/2       AA+   2,432,994
   1,750,000 9.000%, 11/01/18                11/95 at 104        A1   1,840,843
   1,000,000 7.250%, 11/01/23                11/95 at 100        A1   1,003,670
   1,250,000 10.000%, 4/01/30                10/95 at 102        A1   1,284,725
     700,000 New Jersey Housing and
              Mortgage Finance Agency,
              6.950%, 11/01/13                5/02 at 102        A+     733,025
             New Jersey Turnpike
              Authority:
     355,000 10.375%, 1/01/03                No Opt. Call       AAA     433,029
   1,750,000 6.500%, 1/01/08                 No Opt. Call         A   1,919,085
   1,415,000 Delaware River and Bay
              Authority,
              5.000%, 1/01/17                 1/04 at 102       Aaa   1,258,062
   1,000,000 Camden County Pollution
              Control Financing
              Authority, Solid Waste
              Disposal and Resource
              Recovery, Alternative
              Minimum Tax,
              7.125%, 12/01/01               No Opt. Call      BBB+     992,600

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN NEW JERSEY TAX-FREE VALUE FUND--CONTINUED

 PRINCIPAL                                      OPT. CALL                MARKET
 AMOUNT      DESCRIPTION                      PROVISIONS* RATINGS**       VALUE
-------------------------------------------------------------------------------
 $ 1,000,000 Camden County Pollution
              Control Finance
              Authority, Solid Waste
              Disposal and Resource
              Recovery System, 7.250%,
              12/01/10                       12/01 at 102      BBB+ $ 1,014,810
     500,000 Essex County Improvement
              Authority,
              6.500%, 12/01/12               12/02 at 102      Baa1     513,125
     500,000 Hillsborough Township
              School District,
              5.875%, 8/01/11                No Opt. Call        AA     508,050
     400,000 Hudson County Improvement
              Authority
              Multi-Family Housing
              (Observer Park Project),
              Alternative Minimum Tax,
              6.900%, 6/01/22                 6/04 at 100       AAA     415,472
   1,605,000 Little Ferry Board of
              Education, Certificates
              of Participation, 6.300%,
              1/15/08                        No Opt. Call       N/R   1,604,936
             Monroe Township Board of
              Education, General
              Obligation:
     725,000 5.200%, 8/01/11                 No Opt. Call       Aaa     699,806
     825,000 5.200%, 8/01/14                 No Opt. Call       Aaa     767,555
     600,000 Morris County General
              Obligation,
              5.000%, 7/15/09                 7/05 at 100       Aaa     579,516
     500,000 North Bergen Housing
              Development Corporation,
              FHA-Insured, 7.400%,
              9/01/20                     8/96 at 102 1/2       N/R     514,695
     300,000 North Bergen Township
              General Obligation,
              6.500%, 8/15/12                 8/02 at 102       Aaa     317,193
   2,350,000 Ocean County Utilities
              Authority,
              5.000%, 1/01/14                 1/97 at 100       Aaa   2,133,871
   2,215,000 Passaic County General
              Obligation,
              5.125%, 9/01/12                No Opt. Call       Aaa   2,102,478
     775,000 Rutgers State University,
             8.000%, 5/01/18 (Pre-
              refunded to 5/01/98)            5/98 at 102       Aaa     865,985
             Union County Utilities
              Authority, Solid Waste
              System, Alternative
              Minimum Tax:
     195,000 7.100%, 6/15/06                  6/02 at 102        A-     201,447
   1,100,000 7.200%, 6/15/14                  6/02 at 102        A-   1,138,445
     270,000 6.850%, 6/15/14                  6/02 at 102       Aaa     276,815
     100,000 University of Medicine and
              Dentistry of New Jersey,
              6.500%, 12/01/18               12/01 at 102        AA     105,305
     300,000 Wanaque Borough Sewerage
              Authority,
              7.000%, 12/01/21               12/02 at 102      Baa1     309,699
   1,175,000 Virgin Islands Housing
              Finance Authority,
              Alternative Minimum Tax,
              6.450%, 3/01/16                 3/05 at 102       AAA   1,187,325
   1,000,000 Puerto Rico Aqueduct and
              Sewer Authority, 7.875%,
              7/01/17                         7/98 at 102         A   1,112,870
      60,000 Puerto Rico Highway
              Transportation Authority,
             6.625%, 7/01/18 (Pre-
              refunded to 7/01/02)        7/02 at 101 1/2         A      67,897
             Puerto Rico Electric Power
              Authority:
     790,000 7.000%, 7/01/07                 No Opt. Call        A-     869,980
   1,875,000 7.000%, 7/01/21                  7/01 at 102        A-   2,042,494

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                   JULY 31, 1995

 PRINCIPAL                                            OPT. CALL                MARKET
 AMOUNT      DESCRIPTION                            PROVISIONS* RATINGS**       VALUE
-------------------------------------------------------------------------------------
 $ 1,500,000 Puerto Rico Industrial Medical
              Educational and Environmental
              Authority (American Home
              Products), 5.100%, 12/01/18          12/03 at 103        A2 $ 1,340,144
-------------------------------------------------------------------------------------
 $43,840,000 Total Investments - (Cost
              $44,087,155) - 92.7%                                         44,813,863
-------------------------------------------------------------------------------------
-------------------
                                                                    -----------------
             TEMPORARY INVESTMENTS IN SHORT-TERM
             MUNICIPAL SECURITIES - 5.4%
 $   400,000 New Jersey Economic Development
              Authority,
              Dock Facility (Bayonne/IMTT),
              Variable Rate Demand Bonds,
              3.800%, 12/01/27+                                    VMIG-1     400,000
     600,000 New Jersey Economic Development
              Authority
              (Bayonne/IMTT Project) Variable
              Rate Demand Bonds, 3.750%,
              12/01/27+                                            VMIG-1     600,000
   1,600,000 Port Authority of New York and New
              Jersey, Versatile Structure
              Obligations, Variable Rate Demand
              Bonds, 3.550%, 5/01/19+                                A-1+   1,600,000
-------------------------------------------------------------------------------------
 $ 2,600,000 Total Temporary Investments - 5.4%                             2,600,000
-------------------------------------------------------------------------------------
-------------------
                                                                    -----------------
             Other Assets Less Liabilities -
              1.9%                                                            911,996
-------------------------------------------------------------------------------------
             Net Assets - 100%                                            $48,325,859
-------------------------------------------------------------------------------------

                                                            NUMBER      MARKET  MARKET
                 STANDARD & POOR'S               MOODY'S OF ISSUES       VALUE PERCENT
--------------------------------------------------------------------------------------
 SUMMARY OF                    AAA                   Aaa        15 $13,876,908     31%
 RATINGS**            AA+, AA, AA-     Aa1, Aa, Aa2, Aa3         6   5,729,739      13
 PORTFOLIO OF                   A+                    A1         6   6,059,092      14
 INVESTMENTS                 A, A-             A, A2, A3         9   9,116,450      20
 (EXCLUDING        BBB+, BBB, BBB- Baa1, Baa, Baa2, Baa3         4   2,830,234       6
 TEMPORARY            BB+, BB, BB-     Ba1, Ba, Ba2, Ba3         1     863,141       2
 INVESTMENTS):           Non-rated             Non-rated         4   6,338,299      14
--------------------------------------------------------------------------------------
 TOTAL                                                          45 $44,813,863    100%

--------------------------------------------------------------------------------
* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.
See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN PENNSYLVANIA TAX-FREE VALUE FUND

 PRINCIPAL                                     OPT. CALL                MARKET
 AMOUNT      DESCRIPTION                     PROVISIONS* RATINGS**       VALUE
------------------------------------------------------------------------------
 $   750,000 Pennsylvania Certificates of
              Participation,
              5.250%, 7/01/10                7/03 at 102       Aaa $   712,740
   2,500,000 Pennsylvania Economic
              Development Financing
              Authority (Sun Co--R&M
              Project), Alternative
              Minimum Tax, 7.600%,
              12/01/24                      12/04 at 102      Baa1   2,705,275
             Pennsylvania General
              Obligation:
   2,000,000 6.400%, 1/01/99                No Opt. Call       AA-   2,124,200
   1,290,000 5.000%, 5/01/03                No Opt. Call       AA-   1,301,442
   2,000,000 5.300%, 5/01/05                No Opt. Call        AA   2,034,860
     750,000 Pennsylvania Higher
              Educational Facilities
              Authority (Thomas Jefferson
              University),
              6.00%, 7/01/19                 7/99 at 102        Aa     734,115
     230,000 Pennsylvania Housing Finance
              Agency, Alternative Minimum
              Tax, 8.150%, 4/01/24           4/00 at 102        Aa     236,438
     600,000 Pennsylvania Housing Finance
              Agency, Single Family
              Mortgage, 7.150%, 4/01/15     10/01 at 102        Aa     641,466
   1,795,000 Pennsylvania Industrial
              Development Authority,
              7.000%, 1/01/06               No Opt. Call       Aaa   2,056,908
   1,390,000 Pennsylvania
              Intergovernmental
              Cooperative Authority (City
              of Philadelphia Funding
              Program), 7.000%, 6/15/05     No Opt. Call       Aaa   1,535,158
             Pennsylvania Turnpike
              Commission:
   2,000,000 7.550%, 12/01/08 (Pre-
              refunded to 12/01/98)         12/98 at 102       Aaa   2,244,360
   2,300,000 5.500%, 12/01/17               12/02 at 102       Aaa   2,159,309
   1,000,000 Allegheny County (Greater
              Pittsburgh International
              Airport), Alternative
              Minimum Tax, 7.000%,
              1/01/18                        1/00 at 102       Aaa   1,039,400
   1,300,000 Allegheny County Hospital
              Development Authority
              (Allegheny Valley
              Hospital),
              7.000%, 8/01/15               No Opt. Call         A   1,461,668
   1,500,000 Allegheny County Hospital
              Development Authority
              (Rehabilitation Institute
              of Pittsburgh), 7.000%,
              6/01/22                        6/02 at 102       BBB   1,492,605
   2,000,000 Allegheny County Residential
              Finance Authority, Single
              Family Mortgage, (GNMA),
              Alternative Minimum Tax,
              0.000%, 5/01/27               No Opt. Call       Aaa     207,000
   2,000,000 Armstrong County Hospital
              Authority (Canterbury Place
              Project), 6.500%, 12/01/21    12/01 at 100       Aaa   2,038,660
   2,500,000 Bethlehem Authority Water
              System,
              6.250%, 11/15/21 (Pre-
              refunded to 11/15/01)         11/01 at 100       Aaa   2,724,250
   1,000,000 Bucks County Community
              College Authority, 6.250%,
              6/15/14                        6/02 at 100        Aa   1,011,020
   2,850,000 Deer Lakes School District,
              General Obligation, 6.350%,
              1/15/14                        1/04 at 100       Aaa   2,938,122

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                   JULY 31, 1995

 PRINCIPAL                                                        OPT. CALL                MARKET
 AMOUNT      DESCRIPTION                                        PROVISIONS* RATINGS**       VALUE
-------------------------------------------------------------------------------------------------
             Delaware County General Obligation:
 $   500,000 5.500%, 10/01/11 (WI)                             10/05 at 100        Aa $   492,595
     650,000 5.500%, 10/01/15 (WI)                             10/05 at 100        Aa     620,984
     800,000 Greater Lebanon Refuse Authority, Solid Waste,
              7.000%, 11/15/04                                 11/02 at 100        A-     822,904
   3,500,000 Indiana County Industrial Development
              Authority, Pollution Control (New York State
              Electric and Gas Corporation), 6.00%, 6/01/06    No Opt. Call       Aaa   3,732,365
             Luzerne County Industrial Development Authority
              (Pennsylvania Gas and Water Company),
              Alternative Minimum Tax:
   1,500,000 7.000%, 12/01/17                                  12/04 at 102       Aaa   1,621,890
     950,000 7.125%, 12/01/22                                  12/02 at 102      Baa3     966,036
   1,800,000 Northampton County Higher Education Authority
              (Lehigh University), 6.900%, 10/15/06            10/01 at 102       Aaa   1,986,516
   1,000,000 Northumberland County Industrial Development
              Authority (Roaring Creek Water Company),
              Alternative Minimum Tax, 6.375%, 10/15/23        10/03 at 102       N/R     919,960
   2,630,000 Penn Hills General Obligation, 0.000%, 12/01/16   No Opt. Call       Aaa     727,984
   1,000,000 Philadelphia Airport System, Alternative
              Minimum Tax, 6.100%, 6/15/25                      6/05 at 102       Aaa     981,050
   2,000,000 Philadelphia Gas Works, 6.375%, 7/01/14            7/03 at 102       Aaa   2,059,820
             Pittsburgh Urban Redevelopment Authority,
              Alternative Minimum Tax:
   1,100,000 6.625%, 4/01/22                                    4/04 at 102         A   1,112,859
     750,000 6.800%, 10/01/25                                   4/03 at 102        A1     764,790
     500,000 St. Mary's Hospital Authority (Franciscan
              Health System/St. Mary of Langhorne), 6.500%,
              7/01/12                                           7/02 at 102       Aaa     517,735
     230,000 Sayre Health Care Facilities Authority (Guthrie
              Healthcare System), 7.100%, 3/01/17               3/01 at 102       Aaa     252,266
   1,000,000 Somerset County General Authority, Commonwealth
              Lease, 6.250%, 10/15/11 (Pre-refunded to
              10/15/01)                                        10/01 at 100       Aaa   1,088,670
             Southeastern Pennsylvania Transportation
              Authority:
   1,500,000 6.500%, 3/01/04                                   No Opt. Call       Aaa   1,656,480
   1,000,000 6.500%, 3/01/05                                   No Opt. Call       Aaa   1,106,630
   2,250,000 University of Pittsburgh, 6.125%, 6/01/21          6/02 at 102       Aaa   2,256,593
     350,000 Washington County Hospital Authority
              (Monongahela Valley Hospital),
              6.750%, 12/01/08                                  4/02 at 102         A     355,765
     935,000 West View Municipal Authority, 9.500%, 11/15/14   No Opt. Call       Aaa   1,301,829
     600,000 Wilkes-Barre General Municipal Authority
              (College Misericordia), Alternative Minimum
              Tax, 7.750%, 12/01/12                            12/00 at 100       N/R     650,621
-------------------------------------------------------------------------------------------------
 $58,300,000 Total Investments - (cost $55,578,930) - 99.0%                            57,395,338

-----------                                                         -----------

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN PENNSYLVANIA TAX-FREE VALUE FUND--CONTINUED

 PRINCIPAL                                     OPT. CALL                MARKET
 AMOUNT      DESCRIPTION                     PROVISIONS* RATINGS**       VALUE
-------------------------------------------------------------------------------
             TEMPORARY INVESTMENTS IN
             SHORT-TERM MUNICIPAL
             SECURITIES - 1.9%
 $   500,000 Allegheny County Hospital
              Development Authority
              (Presbyterian-University
              Health System), Variable
              Rate Demand Bonds, 3.800%,
              3/01/20+                                      VMIG-1 $   500,000
     600,000 Geisinger Authority (Montaur
              Co.), Variable Rate Demand
              Bonds, 4.100%, 7/01/22+                         A-1+     600,000
-------------------------------------------------------------------------------
 $ 1,100,000 Total Temporary Investments -
              1.9%                                                   1,100,000
-----------
           --------------------------------------------------------------------
             Other Assets Less Liabilities
              - (0.9)%                                                (540,868)
-------------------------------------------------------------------------------
             Net Assets - 100%                                     $57,954,470

--------------------------------------------------------------------------------

                                                            NUMBER      MARKET  MARKET
                STANDARD & POOR'S                MOODY'S OF ISSUES       VALUE PERCENT
--------------------------------------------------------------------------------------
 SUMMARY OF                  AAA                     Aaa        23 $36,945,735     64%
 RATINGS**          AA+, AA, AA-       Aa1, Aa, Aa2, Aa3         9   9,197,120      16
 PORTFOLIO OF                 A+                      A1         1     764,790       1
 INVESTMENTS               A, A-               A, A2, A3         4   3,753,196       7
 (EXCLUDING      BBB+, BBB, BBB-   Baa1, Baa, Baa2, Baa3         3   5,163,916       9
 TEMPORARY             Non-rated               Non-rated         2   1,570,581       3
 INVESTMENTS):
--------------------------------------------------------------------------------------
 TOTAL                                                          42 $57,395,338    100%

--------------------------------------------------------------------------------
* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
(WI) Security purchased on a when-issued basis (note 1).
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.
See accompanying notes to financial statements.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
PORTFOLIO OF INVESTMENTS
                                                                   JULY 31, 1995
(Unaudited)

NUVEEN VIRGINIA TAX-FREE VALUE FUND

 PRINCIPAL                                      OPT. CALL                MARKET
 AMOUNT      DESCRIPTION                      PROVISIONS* RATINGS**       VALUE
-------------------------------------------------------------------------------
 $ 2,260,000 Virginia Beach Development
              Authority (Sentara Bayside
              Hospital), 6.300%, 11/01/21    11/01 at 102        Aa $ 2,278,487
     800,000 Virginia College Building
              Authority
              (Randolph-Macon College),
              6.625%, 5/01/13                 5/02 at 102        A-     829,144
             Virginia College Building
              Authority
              (The Washington and Lee
              University):
   1,250,000 5.750%, 1/01/14                  1/04 at 102        Aa   1,224,913
   1,000,000 5.800%, 1/01/24                  1/04 at 102        Aa     956,430
             Virginia Housing Development
              Authority:
     800,000 6.800%, 11/01/09                 5/02 at 102        Aa     859,120
     650,000 6.850%, 7/01/17                  1/00 at 102        Aa     668,584
   4,000,000 7.150%, 1/01/33                  1/02 at 102       AA+   4,195,240
   1,090,000 Virginia Public Building
              Authority, 6.500%, 8/01/11      8/01 at 102        Aa   1,153,994
     800,000 Virginia Resource Authority,
              Water System, 6.450%,
              4/01/13                         4/02 at 102        AA     828,336
   1,000,000 Virginia Resources Authority,
              Sewer System, Alternative
              Minimum Tax, 6.000%,
              10/01/25                       10/05 at 102        AA     963,520
   4,425,000 Virginia Transportation
              Board, 6.000%, 5/15/19          5/98 at 102        Aa   4,374,776
   1,000,000 Abingdon General Obligation,
              6.250%, 8/01/12                 8/02 at 102         A   1,024,170
   1,410,000 Albemarle County Industrial
              Development Authority
              (Martha Jefferson Hospital),
              5.800%, 10/01/09               10/03 at 102         A   1,372,720
   2,500,000 Chesapeake Bay Bridge and
              Tunnel Commission, 6.375%,
              7/01/22                         7/01 at 102       Aaa   2,558,225
   1,000,000 Covington-Alleghany County
              Industrial Development
              Authority (Alleghany
              Regional Hospital), 6.625%,
              4/01/12                         4/02 at 102        A-   1,121,830
   1,700,000 Cumberland County
              Certificates of
              Participation, 5.480%,
              7/15/97                        No Opt. Call       N/R   1,699,881
   2,500,000 Fairfax County Economic
              Development Authority (Ogden
              Martin Systems Project),
              Alternative Minimum Tax,
              7.750%, 2/01/11                 2/99 at 103        A1   2,736,375
   1,460,000 Fairfax County Industrial
              Development Authority (Inova
              Health System), 5.000%,
              8/15/13                        No Opt. Call       Aaa   1,318,263
     500,000 Hampton Industrial
              Development Authority
              (Sentara Hampton General
              Hospital), 6.500%, 11/01/12    11/04 at 102         A     509,925
   2,500,000 Henrico County Water and
              Sewer System,
              6.250%, 5/01/13                 5/02 at 100        A1   2,531,200
   1,000,000 Loudoun County Sanitation
              Authority, Water and Sewer
              System, 6.250%, 1/01/16         1/02 at 102       Aaa   1,022,050
   2,000,000 Loudoun County Industrial
              Development Authority (The
              George Washington
              University), 6.250%, 5/15/22    5/02 at 102        A1   2,040,380

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN VIRGINIA TAX-FREE VALUE FUND--CONTINUED

 PRINCIPAL                                      OPT. CALL                MARKET
 AMOUNT      DESCRIPTION                      PROVISIONS* RATINGS**       VALUE
-------------------------------------------------------------------------------
 $ 1,500,000 Lynchburg Industrial
              Development Authority
              (Randolph-Macon Women's
              College), 5.875%, 9/01/13       9/03 at 102         A $ 1,452,075
   1,250,000 Nelson County Service
              Authority, Water and
              Sewer System, 5.500%,
              7/01/18                         7/03 at 102       Aaa   1,174,113
   1,015,000 Newport News General
              Obligation,
              5.250%, 6/01/10                 6/03 at 102        Aa     974,502
   1,250,000 Norfolk General
              Obligation, 7.000%,
              10/01/09 (Pre-refunded to
              10/01/98)                      10/98 at 102       Aaa   1,376,550
   1,580,000 Peninsula Ports Authority
              of Virginia (Riverside
              Health System), 6.625%,
              7/01/18                         7/02 at 102        Aa   1,619,911
   2,500,000 Prince William County Park
              Authority,
              6.875%, 10/15/16               10/04 at 102        A-   2,630,400
   1,000,000 Prince William County
              Service Authority, Water
              and Sewer System, 6.000%,
              7/01/29                         7/01 at 100       Aaa     989,920
   2,850,000 Richmond General
              Obligation, 6.250%,
              1/15/21                         1/01 at 102        AA   2,866,730
   1,600,000 Richmond Redevelopment and
              Housing Authority, Multi-
              Family Mortgage
              (Jefferson Village
              Associates), 6.500%,
              4/01/27                         4/03 at 103       AAA   1,597,680
   1,000,000 Roanoke Industrial
              Development Authority
              (Roanoke Memorial
              Hospitals), 6.500%,
              7/01/25 (Pre-refunded to
              7/01/00)                        7/00 at 100       Aaa   1,085,910
             Rockingham County
              Industrial Development
              Authority (Bridgewater
              College):
     400,000 5.600%, 10/01/06                10/03 at 102      Baa1     411,524
     400,000 5.700%, 10/01/07                10/03 at 102      Baa1     400,572
   2,750,000 Southeastern Public
              Service Authority
              (Regional Solid Waste
              System), Alternative
              Minimum Tax, 6.000%,
              7/01/13                         7/03 at 102        A-   2,622,262
   4,000,000 Upper Occoquan Sewer
              Authority,
              5.000%, 7/01/21                 1/04 at 102       Aaa   3,472,439
   1,000,000 Washington D.C. Airports
              Authority, Alternative
              Minimum Tax, 5.750%,
              10/01/20                       10/04 at 102       Aaa     935,700
     800,000 Puerto Rico Highway
              Transportation Authority,
              6.625%, 7/01/18             7/02 at 101 1/2         A     832,399
-------------------------------------------------------------------------------
 $60,540,000 Total Investments - (cost
              $59,241,094) - 98.4%                                   60,710,250
-------------------------------------------------------------------------------
-------------------
                                                                    -----------
             Other Assets Less
              Liabilities - 1.6%                                        981,220
-------------------------------------------------------------------------------
             Net Assets - 100%                                      $61,691,470

--------------------------------------------------------------------------------

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                   JULY 31, 1995

                                                           NUMBER      MARKET  MARKET
                STANDARD & POOR'S               MOODY'S OF ISSUES       VALUE PERCENT
-------------------------------------------------------------------------------------
 SUMMARY OF                   AAA                   Aaa        10 $15,530,850     26%
 RATINGS**           AA+, AA, AA-     Aa1, Aa, Aa2, Aa3        13  22,964,543     38
 PORTFOLIO OF                  A+                    A1         3   7,307,955     12
 INVESTMENTS:               A, A-             A, A2, A3         9  12,394,925     20
                  BBB+, BBB, BBB- Baa1, Baa, Baa2, Baa3         2     812,096      1
                        Non-rated             Non-rated         1   1,699,881      3
-------------------------------------------------------------------------------------
 TOTAL                                                         38 $60,710,250    100%

--------------------------------------------------------------------------------
* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
See accompanying notes to financial statements.

STATEMENT OF NET ASSETS
(Unaudited)

                                                                     AZ          FL          MD          MI
----------------------------------------------------------------------------------------------------------------
  ASSETS
  Investments in municipal securities, at market value (note 1)  $19,008,906 $53,644,951 $49,425,237 $29,839,005
  Temporary investments in short-term municipal securities,
   at amortized cost (note 1)                                        300,000     400,000     300,000     --
  Cash                                                                70,458     277,571     356,806     140,701
  Receivables:
   Interest                                                          203,909     935,493     415,435     427,722
   Shares sold                                                       --            4,774       5,732      19,280
   Investments sold                                                  --          --          --          --
  Deferred organization costs (note 1)                                 6,403      10,834      11,482      10,669
  Other assets                                                         9,430       9,268      20,245       8,690
                                                                 ----------- ----------- ----------- -----------
    Total assets                                                  19,599,106  55,282,891  50,534,937  30,446,067
                                                                 ----------- ----------- ----------- -----------
  LIABILITIES
  Payables:
   Investments purchased                                             --          --          --          --
   Shares reacquired                                                 --           29,500     --          --
  Accrued expenses:
   Management fees (note 7)                                            9,118      25,735      23,488      14,127
   Other                                                              23,389      38,039      17,076      29,368
  Dividends payable                                                   45,667     124,346     128,659      83,810
                                                                 ----------- ----------- ----------- -----------
    Total liabilities                                                 78,174     217,620     169,223     127,305
                                                                 ----------- ----------- ----------- -----------
  Net assets (note 8)                                            $19,520,932 $55,065,271 $50,365,714 $30,318,762
                                                                 ----------- ----------- ----------- -----------
  Class A Shares (note 1)
  Net Assets                                                     $ 1,860,981 $ 2,739,414 $ 4,195,765 $ 2,148,710
                                                                 ----------- ----------- ----------- -----------
  Shares outstanding                                                 179,955     271,058     415,514     208,063
                                                                 ----------- ----------- ----------- -----------
  Net asset value and redemption price per share                 $     10.34 $     10.11 $     10.10 $     10.33
                                                                 ----------- ----------- ----------- -----------
  Offering price per share (net asset value per share plus
   maximum sales charge of 4.50% of offering price)              $     10.83 $     10.59 $     10.58 $     10.82
                                                                 ----------- ----------- ----------- -----------
  Class C Shares (note 1)
  Net Assets                                                     $   122,563 $   140,253 $ 1,198,677 $   130,967
                                                                 ----------- ----------- ----------- -----------
  Shares outstanding                                                  11,952      13,859     118,816      12,711
                                                                 ----------- ----------- ----------- -----------
  Net asset value, offering and redemption price per share       $     10.25 $     10.12 $     10.09 $     10.30
                                                                 ----------- ----------- ----------- -----------
  Class R Shares (note 1)
  Net Assets                                                     $17,537,388 $52,185,604 $44,971,272 $28,039,085
                                                                 ----------- ----------- ----------- -----------
  Shares outstanding                                               1,707,814   5,159,085   4,449,687   2,714,378
                                                                 ----------- ----------- ----------- -----------
  Net asset value and redemption price per share                 $     10.27 $     10.12 $     10.11 $     10.33
                                                                 ----------- ----------- ----------- -----------

See accompanying notes to financial statements.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                   JULY 31, 1995

                                               NJ          PA          VA
------------------------------------------------------------------------------
  ASSETS
  Investments in municipal securities, at
   market value (note 1)                   $44,813,863 $57,395,338 $60,710,250
  Temporary investments in short-term
   municipal securities,
   at amortized cost (note 1)                2,600,000   1,100,000     --
  Cash                                         383,987     105,806     356,887
  Receivables:
   Interest                                    638,651     685,201     788,715
   Shares sold                                  56,783       6,848      17,245
   Investments sold                            --          --          --
  Deferred organization costs (note 1)          10,866      11,710       9,816
  Other assets                                  10,290       8,368      14,366
                                           ----------- ----------- -----------
    Total assets                            48,514,440  59,313,271  61,897,279
                                           ----------- ----------- -----------
  LIABILITIES
  Payables:
   Investments purchased                       --        1,133,530     --
   Shares reacquired                           --            8,766     --
  Accrued expenses:
   Management fees (note 7)                     22,447      27,076      28,672
   Other                                        13,893      31,211      27,472
  Dividends payable                            152,241     158,218     149,665
                                           ----------- ----------- -----------
    Total liabilities                          188,581   1,358,801     205,809
                                           ----------- ----------- -----------
  Net assets (note 8)                      $48,325,859 $57,954,470 $61,691,470
                                           ----------- ----------- -----------
  Class A Shares (note 1)
  Net Assets                               $ 6,407,448 $ 3,362,839 $ 3,896,940
                                           ----------- ----------- -----------
  Shares outstanding                           635,951     329,253     382,493
                                           ----------- ----------- -----------
  Net asset value and redemption price
   per share                               $     10.08 $     10.21 $     10.19
                                           ----------- ----------- -----------
  Offering price per share (net asset
   value per share plus maximum sales
   charge of 4.50% of offering price)      $     10.55 $     10.69 $     10.67
                                           ----------- ----------- -----------
  Class C Shares (note 1)
  Net Assets                               $   632,765 $   613,579 $   510,424
                                           ----------- ----------- -----------
  Shares outstanding                            62,927      60,766      50,246
                                           ----------- ----------- -----------
  Net asset value, offering and
   redemption price per share              $     10.06 $     10.10 $     10.16
                                           ----------- ----------- -----------
  Class R Shares (note 1)
  Net Assets                               $41,285,646 $53,978,052 $57,284,106
                                           ----------- ----------- -----------
  Shares outstanding                         4,093,868   5,298,875   5,625,290
                                           ----------- ----------- -----------
  Net asset value and redemption price
   per share                               $     10.08 $     10.19 $     10.18
                                           ----------- ----------- -----------

See accompanying notes to financial statements.

STATEMENT OF OPERATIONS
Six months ended July 31, 1995
(Unaudited)

                                                                      AZ          FL          MD          MI
-----------------------------------------------------------------------------------------------------------------
  INVESTMENT INCOME
  Tax-exempt interest income (note 1)                             $  563,132  $1,642,056  $1,430,710  $  880,234
  Taxable market discount                                             --          --          --             823
                                                                  ----------  ----------  ----------  ----------
    Total income                                                     563,132   1,642,056   1,430,710     881,057
                                                                  ----------  ----------  ----------  ----------
  Expenses (note 2):
   Management fees (note 7)                                           51,640     152,493     132,255      80,192
   12b-1 distribution and service fees (note 1)                        2,122       3,246       8,366       2,491
   Shareholders' servicing agent fees and expenses                    10,531      20,281      32,152      20,114
   Custodian's fees and expenses                                      21,903      26,404      33,586      23,283
   Trustees' fees and expenses (note 7)                                  305         758         684         635
   Professional fees                                                   7,780       9,741       7,792       7,231
   Shareholders' reports--printing and mailing expenses               18,227      33,840      28,910      12,526
   Federal and state registration fees                                 2,116       1,880       2,591       2,536
   Amortization of deferred organization costs (note 1)                3,380       3,774       2,423       3,340
   Other expenses                                                        699       1,689       1,783       1,094
                                                                  ----------  ----------  ----------  ----------
    Total expenses before expense reimbursement                      118,703     254,106     250,542     153,442
   Expense reimbursement from investment advisor (note 7)            (46,164)    (42,914)    (61,828)    (41,599)
                                                                  ----------  ----------  ----------  ----------
    Net expenses                                                      72,539     211,192     188,714     111,843
                                                                  ----------  ----------  ----------  ----------
    Net investment income                                            490,593   1,430,864   1,241,996     769,214
                                                                  ----------  ----------  ----------  ----------
  REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
  Net realized gain (loss) from investment transactions (note 5)      (9,662)   (144,285)     86,923     237,029
  Net change in unrealized appreciation or depreciation of
   investments                                                       774,367   2,227,373   2,310,622   1,035,294
                                                                  ----------  ----------  ----------  ----------
    Net gain from investments                                        764,705   2,083,088   2,397,545   1,272,323
                                                                  ----------  ----------  ----------  ----------
  Net increase in net assets from operations                      $1,255,298  $3,513,952  $3,639,541  $2,041,537
                                                                  ----------  ----------  ----------  ----------

See accompanying notes to financial statements.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                   JULY 31, 1995

                                                                      NJ          PA          VA
---------------------------------------------------------------------------------------------------------
  INVESTMENT INCOME
  Tax-exempt interest income (note 1)                             $1,446,778  $1,686,351  $1,801,723
  Taxable market discount                                             --           4,380      24,280
                                                                  ----------  ----------  ----------  ---
    Total income                                                   1,446,778   1,690,731   1,826,003
                                                                  ----------  ----------  ----------
  Expenses (note 2):
   Management fees (note 7)                                          125,295     153,988     164,476
   12b-1 distribution and service fees (note 1)                        8,148       5,934       6,201
   Shareholders' servicing agent fees and expenses                    18,991      35,708      39,408
   Custodian's fees and expenses                                      16,202      19,169      20,886
   Trustees' fees and expenses (note 7)                                  964         710         988
   Professional fees                                                   7,663      11,855       4,517
   Shareholders' reports--printing and mailing expenses               38,303      32,645      42,089
   Federal and state registration fees                                 1,704       4,755       1,969
   Amortization of deferred organization costs (note 1)                3,419       3,665       3,383
   Other expenses                                                      1,772       1,369       1,646
                                                                  ----------  ----------  ----------
    Total expenses before expense reimbursement                      222,461     269,798     285,563
   Expense reimbursement from investment advisor (note 7)            (43,470)    (53,880)    (55,070)
                                                                  ----------  ----------  ----------
    Net expenses                                                     178,991     215,918     230,490
                                                                  ----------  ----------  ----------
    Net investment income                                          1,267,787   1,474,813   1,595,513
                                                                  ----------  ----------  ----------
  REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
  Net realized gain (loss) from investment transactions (note 5)      (7,246)   (318,439)    252,541
  Net change in unrealized appreciation or depreciation of
   investments                                                     1,523,642   2,846,420   2,196,775
                                                                  ----------  ----------  ----------
    Net gain from investments                                      1,516,396   2,527,981   2,449,316
                                                                  ----------  ----------  ----------
  Net increase in net assets from operations                      $2,784,183  $4,002,794  $4,044,829
                                                                  ----------  ----------  ----------

See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)

                                       AZ                        FL
--------------------------------------------------------------------------------
                              6 months                  6 months
                                ended     Year ended      ended     Year ended
                               7/31/95      1/31/95      7/31/95      1/31/95
--------------------------------------------------------------------------------
  OPERATIONS
  Net investment income      $   490,593  $   874,402  $ 1,430,864  $ 2,567,258
  Net realized gain (loss)
   from investment
   transactions, net of
   taxes, if applicable           (9,662)    (127,639)    (144,285)     (88,470)
  Net change in unrealized
   appreciation or
   depreciation of
   investments                   774,367   (1,415,009)   2,227,373   (4,454,622)
                             -----------  -----------  -----------  -----------
    Net increase (decrease)
     in net assets from
     operations                1,255,298     (668,246)   3,513,952   (1,975,834)
                             -----------  -----------  -----------  -----------
  DISTRIBUTIONS TO
   SHAREHOLDERS (note 1)
  From undistributed net
   investment income:
   Class A                       (36,066)     (11,579)     (50,650)     (12,861)
   Class C                        (1,367)        (786)      (1,997)        (807)
   Class R                      (464,744)    (863,461)  (1,369,007)  (2,538,376)
  From accumulated net
   realized gains from
   investment transactions:
   Class A                       --           --           --               (11)
   Class C                       --           --           --           --
   Class R                       --           --           --           (13,228)
                             -----------  -----------  -----------  -----------
    Decrease in net assets
     from distributions to
     shareholders               (502,177)    (875,826)  (1,421,654)  (2,565,283)
                             -----------  -----------  -----------  -----------
  FUND SHARE TRANSACTIONS
   (note 3)
  Net proceeds from sales
   of shares:
   Class A                       871,405    1,124,442    1,329,958    1,665,651
   Class C                        80,000       51,694       57,504       73,100
   Class R                       773,138    4,004,198    3,293,595   13,751,923
  Net asset value of shares
   issued to shareholders
   due to reinvestment of
   distributions from net
   investment income and
   from net realized gains
   from investment
   transactions:
   Class A                        13,034        2,269       16,910        4,072
   Class C                         1,265          509        1,582          230
   Class R                       258,369      464,469      761,163    1,376,114
                             -----------  -----------  -----------  -----------
                               1,997,211    5,647,581    5,460,712   16,871,090
                             -----------  -----------  -----------  -----------
  Cost of shares redeemed:
   Class A                      (197,887)     (30,002)     (54,480)    (314,814)
   Class C                        (3,168)      (9,346)     --           --
   Class R                      (749,758)  (2,482,522)  (6,441,242)  (6,261,459)
                             -----------  -----------  -----------  -----------
                                (950,813)  (2,521,870)  (6,495,722)  (6,576,273)
                             -----------  -----------  -----------  -----------
   Net increase (decrease)
    in net assets derived
    from Fund share
    transactions               1,046,398    3,125,711   (1,035,010)  10,294,817
                             -----------  -----------  -----------  -----------
    Net increase (decrease)
     in net assets             1,799,519    1,581,639    1,057,288    5,753,700
  Net assets at the
   beginning of period        17,721,413   16,139,774   54,007,983   48,254,283
                             -----------  -----------  -----------  -----------
  Net assets at the end of
   period                    $19,520,932  $17,721,413  $55,065,271  $54,007,983
                             -----------  -----------  -----------  -----------
  Balance of undistributed
   net investment income at
   end of period             $     4,952  $    16,536  $    45,804  $    36,594
                             -----------  -----------  -----------  -----------

See accompanying notes to financial statements.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                   JULY 31, 1995

                                       MD                        MI
--------------------------------------------------------------------------------
                              6 months                  6 months
                                ended     Year ended      ended     Year ended
                               7/31/95      1/31/95      7/31/95      1/31/95
--------------------------------------------------------------------------------
  OPERATIONS
  Net investment income      $ 1,241,996  $ 2,439,904  $   769,214  $ 1,402,059
  Net realized gain (loss)
   from investment
   transactions, net of
   taxes, if applicable           86,923     (720,598)     237,029     (138,495)
  Net change in unrealized
   appreciation or
   depreciation of
   investments                 2,310,622   (4,017,204)   1,035,294   (2,255,350)
                             -----------  -----------  -----------  -----------
    Net increase (decrease)
     in net assets from
     operations                3,639,541   (2,297,898)   2,041,537     (991,786)
                             -----------  -----------  -----------  -----------
  DISTRIBUTIONS TO
   SHAREHOLDERS (note 1)
  From undistributed net
   investment income:
   Class A                       (70,153)     (14,257)     (38,856)      (7,070)
   Class C                       (20,322)      (9,717)      (2,190)        (582)
   Class R                    (1,171,794)  (2,417,246)    (727,845)  (1,399,025)
  From accumulated net
   realized gains from
   investment transactions:
   Class A                       --                (5)     --                (1)
   Class C                       --           --           --           --
   Class R                       --           (10,234)     --            (7,967)
                             -----------  -----------  -----------  -----------
    Decrease in net assets
     from distributions to
     shareholders             (1,262,269)  (2,451,459)    (768,891)  (1,414,645)
                             -----------  -----------  -----------  -----------
  FUND SHARE TRANSACTIONS
   (note 3)
  Net proceeds from sale of
   shares:
   Class A                     2,517,732    1,562,186    1,249,513      881,646
   Class C                       331,876      818,595       50,663       73,345
   Class R                     1,844,466    9,116,010    1,155,940    6,369,706
  Net asset value of shares
   issued to shareholders
   due to reinvestment of
   distributions from net
   investment income and
   from net realized gains
   from investment
   transactions:
   Class A                        35,150        5,306       18,408        2,560
   Class C                        17,192        5,892        1,963          338
   Class R                       737,193    1,385,256      473,495      872,246
                             -----------  -----------  -----------  -----------
                               5,483,609   12,893,245    2,949,982    8,199,841
                             -----------  -----------  -----------  -----------
  Cost of shares redeemed:
   Class A                       (67,991)      (2,267)     (66,618)      (9,411)
   Class C                       (54,554)        (226)     --           --
   Class R                    (2,578,398) (10,757,200)  (1,452,893)  (3,253,109)
                             -----------  -----------  -----------  -----------
                              (2,700,943) (10,759,693)  (1,519,511)  (3,262,520)
                             -----------  -----------  -----------  -----------
   Net increase (decrease)
    in net assets derived
    from Fund share
    transactions               2,782,666    2,133,552    1,430,471    4,937,321
                             -----------  -----------  -----------  -----------
    Net increase (decrease)
     in net assets             5,159,938   (2,615,805)   2,703,117    2,530,890
  Net assets at the
   beginning of period        45,205,776   47,821,581   27,615,645   25,084,755
                             -----------  -----------  -----------  -----------
  Net assets at the end of
   period                    $50,365,714  $45,205,776  $30,318,762  $27,615,645
                             -----------  -----------  -----------  -----------
  Balance of undistributed
   net investment income at
   end of period             $     7,974  $    28,247  $    17,503  $    17,180
                             -----------  -----------  -----------  -----------

See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)

                                       NJ                        PA
--------------------------------------------------------------------------------
                              6 months                  6 months
                                ended     Year ended      ended     Year ended
                               7/31/95      1/31/95      7/31/95      1/31/95
--------------------------------------------------------------------------------
  OPERATIONS
  Net investment income      $ 1,267,787  $ 2,037,788  $ 1,474,813  $ 2,714,124
  Net realized gain (loss)
   from investment
   transactions, net of
   taxes, if applicable           (7,246)    (452,878)    (318,439)    (835,288)
  Net change in unrealized
   appreciation or
   depreciation of
   investments                 1,523,642   (2,665,300)   2,846,420   (4,232,526)
                             -----------  -----------  -----------  -----------
    Net increase (decrease)
     in net assets from
     operations                2,784,183   (1,080,390)   4,002,794   (2,353,690)
                             -----------  -----------  -----------  -----------
  DISTRIBUTIONS TO
   SHAREHOLDERS (note 1)
  From undistributed net
   investment income:
   Class A                      (112,648)     (35,663)     (63,185)     (17,517)
   Class C                       (12,064)      (5,043)     (11,896)      (5,177)
   Class R                    (1,125,819)  (1,973,703)  (1,422,145)  (2,690,297)
  From accumulated net
   realized gains from
   investment transactions:
   Class A                       --              (773)     --           --
   Class C                       --           --           --           --
   Class R                       --          (341,737)     --           --
                             -----------  -----------  -----------  -----------
    Decrease in net assets
     from distributions to
     shareholders             (1,250,531)  (2,356,919)  (1,497,226)  (2,712,991)
                             -----------  -----------  -----------  -----------
  FUND SHARE TRANSACTIONS
   (note 3)
  Net proceeds from sale of
   shares
   Class A                     3,685,042    2,826,031    1,909,061    1,465,445
   Class C                       170,942      458,588      160,207      480,657
   Class R                     1,803,058   10,783,764    2,716,922   12,882,787
  Net asset value of shares
   issued to shareholders
   due to reinvestment of
   distributions from net
   investment income and
   from net realized gains
   from investment
   transactions:
   Class A                        52,397       18,788       43,157        9,834
   Class C                         5,503        2,567       11,112        3,155
   Class R                       761,817    1,592,197      903,507    1,624,542
                             -----------  -----------  -----------  -----------
                               6,478,759   15,681,935    5,743,966   16,466,420
                             -----------  -----------  -----------  -----------
  Cost of shares redeemed:
   Class A                      (184,852)    (122,722)    (158,687)     (27,047)
   Class C                       (23,400)      (1,205)     (74,849)     --
   Class R                    (2,265,342)  (5,795,917)  (3,537,345)  (6,616,545)
                             -----------  -----------  -----------  -----------
                              (2,473,594)  (5,919,844)  (3,770,881)  (6,643,592)
                             -----------  -----------  -----------  -----------
   Net increase (decrease)
    in net assets derived
    from Fund share
    transactions               4,005,165    9,762,091    1,973,085    9,822,828
                             -----------  -----------  -----------  -----------
    Net increase (decrease)
     in net assets             5,538,817    6,324,782    4,478,653    4,756,147
  Net assets at the
   beginning of period        42,787,042   36,462,260   53,475,817   48,719,670
                             -----------  -----------  -----------  -----------
  Net assets at the end of
   period                    $48,325,859  $42,787,042  $57,954,470  $53,475,817
                             -----------  -----------  -----------  -----------
  Balance of undistributed
   net investment income at
   end of period             $    52,045  $    34,789  $     9,421  $    31,834
                             -----------  -----------  -----------  -----------

See accompanying notes to financial statements.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                   JULY 31, 1995

                                                               VA
------------------------------------------------------------------------------
                                                      6 months
                                                        ended     Year ended
                                                       7/31/95      1/31/95
------------------------------------------------------------------------------
  OPERATIONS
  Net investment income                              $ 1,595,513  $ 2,965,312
  Net realized gain (loss) from investment
   transactions, net of taxes, if applicable             252,541     (110,113)
  Net change in unrealized appreciation or
   depreciation of investments                         2,196,775   (5,022,831)
                                                     -----------  -----------
    Net increase (decrease) in net assets from
     operations                                        4,044,829   (2,167,632)
                                                     -----------  -----------
  DISTRIBUTIONS TO SHAREHOLDERS (note 1)
  From undistributed net investment income:
   Class A                                               (75,878)     (20,902)
   Class C                                               (10,147)      (4,516)
   Class R                                            (1,496,588)  (2,960,225)
  From accumulated net realized gains from
   investment transactions:
   Class A                                               --           --
   Class C                                               --           --
   Class R                                               --           --
                                                     -----------  -----------
    Decrease in net assets from distributions to
     shareholders                                     (1,582,613)  (2,985,643)
                                                     -----------  -----------
  FUND SHARE TRANSACTIONS (note 3)
  Net proceeds from sale of shares
   Class A                                             1,733,897    2,169,078
   Class C                                               126,739      359,962
   Class R                                             1,934,398    9,464,055
  Net asset value of shares issued to shareholders
   due to reinvestment of distributions from net
   investment income and from net realized gains
   from investment transactions:
   Class A                                                36,839        6,496
   Class C                                                 8,124        2,776
   Class R                                               876,331    1,626,894
                                                     -----------  -----------
                                                       4,716,328   13,629,261
                                                     -----------  -----------
  Cost of shares redeemed:
   Class A                                              (191,687)     (10,247)
   Class C                                               (19,552)     --
   Class R                                            (2,658,711)  (6,855,537)
                                                     -----------  -----------
                                                      (2,869,950)  (6,865,784)
                                                     -----------  -----------
   Net increase (decrease) in net assets derived
    from Fund share transactions                       1,846,378    6,763,477
                                                     -----------  -----------
    Net increase (decrease) in net assets              4,308,594    1,610,202
  Net assets at the beginning of period               57,382,876   55,772,674
                                                     -----------  -----------
  Net assets at the end of period                    $61,691,470  $57,382,876
                                                     -----------  -----------
  Balance of undistributed net investment income at
   end of period                                     $    34,711  $    21,811
                                                     -----------  -----------

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
(Unaudited)

                 1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES The Nuveen Multistate Tax-Free Trust (the "Trust") is an open-end diversified management series investment company registered under the Investment Company Act of 1940. The Trust comprises seven single-state tax-free mutual funds (the Nuveen Tax-Free Value Funds--the "Funds"). Each Fund constitutes a separate series of the Trust and is itself an open-end diversified management investment company, commonly referred to as a mutual fund. The Trust was organized as a Massachusetts Business Trust on July 26, 1991.

                 The Trust currently has seven authorized state tax-free
                 Funds: the Nuveen Arizona Tax-Free Value Fund, the Nuveen Florida Tax-Free Value Fund, the Nuveen Maryland Tax-Free Value Fund, the Nuveen Michigan Tax-Free Value Fund, the Nuveen New Jersey Tax-Free Value Fund, the Nuveen Pennsylvania Tax-Free Value Fund and the Nuveen Virginia Tax-Free Value Fund. Additional state Funds may be established in the future. Sale of Fund shares first commenced on February 28, 1992. Each Fund invests primarily in municipal obligations issued within its respective state.

                 Each Fund issues shares of each of its classes at a price equal to net asset value of such class plus the appropriate front-end sales charge, if any.
                 The following is a summary of significant accounting policies followed by each Fund in the preparation of their financial statements in accordance with generally accepted accounting principles.

Securities Valuation
                 Portfolio securities for which market quotations are readily available are valued at the mean between the quoted bid and asked prices or the yield equivalent. Portfolio securities for which market quotations are not readily available are valued at fair value by consistent application of methods determined in good faith by the Board of Trustees. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are traded and valued at amortized cost.

Securities Transactions
                 Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. Any securities so purchased are subject to market fluctuation during this period. The Trust has instructed the custodian to segregate assets in a separate account with a current value at least equal

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                   JULY 31, 1995
                 to the amount of its purchase commitments. At July 31, 1995, the Nuveen Pennsylvania Tax-Free Value Fund had purchase commitments of $1,133,530. There were no such purchase commitments in any of the other Funds.

Interest Income  Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

Dividends and Distributions to Shareholders
                 Net investment income is declared as a dividend monthly and payment is made or reinvestment is credited to shareholder accounts after month-end. Net realized gains from securities transactions are distributed to shareholders not less frequently than annually only to the extent they exceed available capital loss carryovers.
                 Distributions to shareholders of net investment income and net realized gains from investment transactions are recorded on the ex-dividend date. The amount and timing of such distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may result and will be classified as either distributions in excess of net investment income or distributions in excess of net realized gains from investment transactions, if applicable.

Income Taxes     Each Fund is a separate taxpayer for federal income tax
                 purposes and intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing all of its net investment income, in addition to any significant amounts of net realized gains from investments, to shareholders. The Funds currently consider significant net realized gains as amounts in excess of $.001 per share. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax exempt status when distributed to the shareholders of the respective
                 Funds. The Nuveen Florida Tax-Free Value Fund and the Nuveen
                 Michigan Tax-Free Value Fund also intend to satisfy conditions so that their shares will also be exempt from their respective state's intangible personal property tax.

Deferred Organization Costs
                 Costs incurred by the Trust in connection with its organization and initial registration of shares were deferred and are being amortized over a 60-month period beginning February 28, 1992. If any of the initial shares of each Fund are redeemed during this period, the proceeds of the redemption will be reduced by the pro-rata share of the unamortized organization costs as of the date of redemption.

NOTES TO FINANCIAL STATEMENTS
(Unaudited)

Flexible Sales Charge Program
                 Effective September 6, 1994, each Fund commenced offering Class "A" Shares and Class "C" Shares. Class "A" Shares incur a front-end sales charge and an annual 12b-1 service fee. Class "C" Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees.

                 Prior to the offering of Class "A" and Class "C" shares, the shares outstanding were renamed Class "R" and are not subject to any 12b-1 distribution or service fees. Effective with the offering of the new classes, Class "R" Shares are generally available only for reinvestment of dividends by current "R" shareholders and for already established Nuveen Unit Investment Trust reinvestment accounts.

Derivative Financial Instruments
                 In October 1994, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards (FASB) No. 119 Disclosure about Derivative Financial Instruments and Fair Value of Financial Instruments which prescribes disclosure requirements for transactions in certain derivative financial instruments including futures, forward, swap, and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended July 31, 1995, other than occasional purchases of high quality synthetic money market securities which were held temporarily pending the re-investment in long-term portfolio securities.

                 2. EXPENSE ALLOCATION
                 Expenses of the Funds that are not directly attributable to any class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares are recorded to the specific class. Effective August 1, 1995, the Funds adopted a multiple class plan pursuant to Rule 18f-3 under the Investment Company Act of 1940 and now designate class specific expenses to include Rule 12b-1 distribution and service fees, and other expenses incurred for services received by a class that differ in either amount or kind. A breakdown of the class specific expenses for the six months ended July 31, 1995 are as follows:

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                   JULY 31, 1995


                                                AZ      FL      MD      MI
-----------------------------------------------------------------------------
  12b-1 distribution and service fees:
   Class A                                    $ 1,783 $ 2,662 $ 3,591 $ 1,976
   Class C                                        339     584   4,775     515
  Shareholders' servicing agent fees and ex-
   penses:
   Class A                                      1,219   2,388   2,357   1,704
   Class C                                        103      57     401      90
   Class R                                      9,209  17,836  29,394  18,320
  Shareholders' reports-printing and mailing
   expenses:
   Class A                                        574   1,437   1,691     757
   Class C                                         88      57     324      51
   Class R                                     17,565  32,346  26,895  11,718
  Federal and state registration fees:
   Class A                                        237     786   1,101     199
   Class C                                          9     379     734      13
   Class R                                      1,870     715     756   2,324


                                                          NJ      PA      VA
-------------------------------------------------------------------------------
  12b-1 distribution and service fees:
   Class A                                              $ 5,488 $ 3,171 $ 3,855
   Class C                                                2,660   2,763   2,346
  Shareholders' servicing agent fees and expenses:
   Class A                                                3,208   2,563   2,427
   Class C                                                  185     360     265
   Class R                                               15,598  32,785  36,716
  Shareholders' reports-printing and mailing expenses:
   Class A                                                1,760   1,336   1,588
   Class C                                                  205      76     220
   Class R                                               36,338  31,233  40,281
  Federal and state registration fees:
   Class A                                                  886   1,858     744
   Class C                                                   69   1,378      40
   Class R                                                  749   1,519   1,185

NOTES TO FINANCIAL STATEMENTS
(Unaudited)


                 3. FUND SHARES
                 Transactions in Fund shares were as follows:

                                             AZ                   FL
------------------------------------------------------------------------------
                                     6 months             6 months
                                      ended    Year ended  ended    Year ended
                                     7/31/95    1/31/95   7/31/95    1/31/95
------------------------------------------------------------------------------
  Shares sold:
   Class A                            84,594     116,098   131,674    175,913
   Class C                             7,785       5,260     5,719      7,959
   Class R                            75,545     401,984   325,517  1,397,272
  Shares issued to shareholders due
   to reinvestment of distributions
   from net investment income and
   from net realized gains from
   investment transactions:
   Class A                             1,264         237     1,678        435
   Class C                               124          54       157         24
   Class R                            25,414      48,864    75,619    139,011
                                     -------    --------  --------  ---------
                                     194,726     572,497   540,364  1,720,614
                                     -------    --------  --------  ---------
  Shares redeemed:
   Class A                           (19,151)     (3,087)   (5,366)   (33,276)
   Class C                              (313)       (958)   --         --
   Class R                           (72,952)   (254,213) (632,077)  (639,360)
                                     -------    --------  --------  ---------
                                     (92,416)   (258,258) (637,443)  (672,636)
                                     -------    --------  --------  ---------
  Net increase (decrease)            102,310     314,239   (97,079) 1,047,978
                                     -------    --------  --------  ---------

                   NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT  JULY 31, 1995

                                             MD                    MI
-------------------------------------------------------------------------------
                                     6 months              6 months
                                      ended    Year ended   ended    Year ended
                                     7/31/95    1/31/95    7/31/95    1/31/95
-------------------------------------------------------------------------------
  Shares sold:
   Class A                            251,592     166,832   121,902     91,636
   Class C                             33,062      89,009     4,942      7,542
   Class R                            182,327     921,445   111,790    631,960
  Shares issued to shareholders due
   to reinvestment of distributions
   from net investment income and
   from net realized gains from
   investment transactions:
   Class A                              3,514         570     1,730        269
   Class C                              1,735         635       192         35
   Class R                             74,085     142,445    45,837     87,694
                                     --------  ----------  --------   --------
                                      546,315   1,320,936   286,393    819,136
                                     --------  ----------  --------   --------
  Shares redeemed:
   Class A                             (6,754)       (240)   (6,487)      (987)
   Class C                             (5,601)        (24)   --         --
   Class R                           (255,341) (1,119,703) (140,599)  (332,766)
                                     --------  ----------  --------   --------
                                     (267,696) (1,119,967) (147,086)  (333,753)
                                     --------  ----------  --------   --------
  Net increase (decrease)             278,619     200,969   139,307    485,383
                                     --------  ----------  --------   --------


                                             NJ                    PA
-------------------------------------------------------------------------------
                                     6 months              6 months
                                      ended    Year ended   ended    Year ended
                                     7/31/95    1/31/95    7/31/95    1/31/95
-------------------------------------------------------------------------------
  Shares sold:
   Class A                            367,577    292,386    188,603    153,866
   Class C                             17,010     47,588     16,029     50,810
   Class R                            179,870  1,077,289    268,070  1,297,150
  Shares issued to shareholders due
   to reinvestment of distributions
   from net investment income and
   from net realized gains from
   investment transactions:
   Class A                              5,263      1,978      4,256      1,047
   Class C                                554        270      1,111        329
   Class R                             76,197    161,549     89,636    165,879
                                     --------  ---------   --------  ---------
                                      646,471  1,581,060    567,705  1,669,081
                                     --------  ---------   --------  ---------
  Shares redeemed:
   Class A                            (18,548)   (12,705)   (15,653)    (2,866)
   Class C                             (2,370)      (125)    (7,513)     --
   Class R                           (225,622)  (581,386)  (351,122)  (676,175)
                                     --------  ---------   --------  ---------
                                     (246,540)  (594,216)  (374,288)  (679,041)
                                     --------  ---------   --------  ---------
  Net increase (decrease)             399,931    986,844    193,417    990,040
                                     --------  ---------   --------  ---------

NOTES TO FINANCIAL STATEMENTS
(Unaudited)


                                                                  VA
------------------------------------------------------------------------------
                                                          6 months
                                                           ended    Year ended
                                                          7/31/95    1/31/95
------------------------------------------------------------------------------
  Shares sold:
   Class A                                                 170,651    227,287
   Class C                                                  12,781     38,465
   Class R                                                 189,948    931,986
  Shares issued to shareholders due to reinvestment of
   distributions from net investment income and from net
   realized gains from investment transactions:
   Class A                                                   3,609        690
   Class C                                                     653        296
   Class R                                                  85,159    165,173
                                                          --------  ---------
                                                           462,801  1,363,897
                                                          --------  ---------
  Shares redeemed:
   Class A                                                 (18,649)    (1,095)
   Class C                                                  (1,949)     --
   Class R                                                (260,576)  (680,380)
                                                          --------  ---------
                                                          (281,174)  (681,475)
                                                          --------  ---------
  Net increase (decrease)                                  181,627    682,422
                                                          --------  ---------


                 4. DISTRIBUTIONS TO SHAREHOLDERS
                 On August 9, 1995, the Funds declared dividend distributions from their ordinary income which were paid on September 1, 1995, to shareholders of record on August 9, 1995 as follows:

                         AZ     FL     MD     MI
--------------------------------------------------
  Dividend per share:
   Class A             $.0435 $.0420 $.0410 $.0435
   Class C              .0365  .0355  .0345  .0370
   Class R              .0450  .0440  .0430  .0455
                       ------ ------ ------ ------


                         NJ     PA     VA
-------------------------------------------
  Dividend per share:
   Class A             $.0455 $.0420 $.0420
   Class C              .0390  .0355  .0355
   Class R              .0475  .0440  .0440
                       ------ ------ ------

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                   JULY 31, 1995

                 5. SECURITIES TRANSACTIONS
                 Purchases and sales (including maturities) of investments in municipal securities and temporary municipal investments for the six months ended July 31, 1995, were as follows:

                                       AZ         FL         MD          MI
-------------------------------------------------------------------------------
  PURCHASES
  Investments in municipal secu-
   rities                          $1,206,398 $7,968,295 $10,715,176 $9,904,086
  Temporary municipal investments   1,800,000  3,800,000   4,300,000  4,400,000
  SALES
  Investments in municipal secu-
   rities                             194,052  8,485,959   7,426,208  8,445,606
  Temporary municipal investments   1,700,000  3,400,000   5,000,000  5,000,000
                                   ---------- ---------- ----------- ----------

                                           NJ         PA          VA
-------------------------------------------------------------------------
  PURCHASES
  Investments in municipal securities  $9,590,241 $23,215,203 $20,167,491
  Temporary municipal investments       6,700,000  10,680,000   6,800,000
  SALES
  Investments in municipal securities   6,152,556  15,990,442  17,969,617
  Temporary municipal investments       5,700,000  10,580,000   8,100,000
                                       ---------- ----------- -----------

                 At July 31, 1995, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes for each Fund.
                 At January 31, 1995, the Funds' last fiscal year end, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future security gains, if any. If not applied, the carryovers will expire as follows:

                       AZ      FL       MD       MI
------------------------------------------------------
  Expiration year:
   2003             $127,444 $88,470 $720,598 $138,495
                    -------- ------- -------- --------


                       NJ       PA       VA
----------------------------------------------
  Expiration year:
   2003             $452,892 $835,216 $110,093
                    -------- -------- --------

NOTES TO FINANCIAL STATEMENTS
(Unaudited)
                 6. UNREALIZED APPRECIATION (DEPRECIATION)
                 Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 1995, were as follows:

                                  AZ          FL          MD         MI
----------------------------------------------------------------------------
  Gross unrealized:
   Appreciation                $ 699,629  $1,673,255  $1,843,876  $ 823,905
   Depreciation                 (173,957)   (802,517)   (405,628)  (199,243)
                               ---------  ----------  ----------  ---------
  Net unrealized appreciation  $ 525,672  $  870,738  $1,438,248  $ 624,662
                               ---------  ----------  ----------  ---------

                                   NJ          PA          VA
------------------------------------------------------------------
  Gross unrealized:
   Appreciation                $1,194,395  $1,952,675  $1,932,470
   Depreciation                  (467,687)   (136,267)   (463,314)
                               ----------  ----------  ----------
  Net unrealized appreciation  $  726,708  $1,816,408  $1,469,156
                               ----------  ----------  ----------

                 7. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES Under the Trust's investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays to the Adviser an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net asset value of each Fund:

  AVERAGE DAILY NET ASSET VALUE       MANAGEMENT FEE
----------------------------------------------------
  For the first $125,000,000              .55 of 1%
  For the next $125,000,000             .5375 of 1
  For the next $250,000,000              .525 of 1
  For the next $500,000,000             .5125 of 1
  For the next $1,000,000,000              .5 of 1
  For net assets over $2,000,000,000     .475 of 1


                 From inception of the Trusts on December 13, 1991 through July 31, 1995, the Adviser waived part of its management fees or reimbursed certain expenses of each Fund in order to limit total expenses to .75 of 1% of the average daily net

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                   JULY 31, 1995

                 asset value of each Fund, excluding any 12b-1 fees applicable to Class A and Class C. The Adviser has currently agreed to continue its fee waivers and expense reimbursements through January 31, 1996.

                 The management fee referred to above compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Trust pays no compensation directly to its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser.

                 8. COMPOSITION OF NET ASSETS
                 At July 31, 1995, there were an unlimited number of $.01 par value shares authorized. Net assets consisted of:

                                 AZ           FL           MD           MI
-------------------------------------------------------------------------------
  Capital paid in            $19,127,414  $54,381,485  $49,553,167  $29,578,063
  Balance of undistributed
   net investment income           4,952       45,804        7,974       17,503
  Accumulated net realized
   gain (loss) from invest-
   ment
   transactions                 (137,106)    (232,756)    (633,675)      98,534
  Net unrealized apprecia-
   tion of investments           525,672      870,738    1,438,248      624,662
                             -----------  -----------  -----------  -----------
   Net assets                $19,520,932  $55,065,271  $50,365,714  $30,318,762
                             -----------  -----------  -----------  -----------


                                            NJ           PA           VA
------------------------------------------------------------------------------
  Capital paid in                       $48,007,244  $57,282,296  $60,330,051
  Balance of undistributed net invest-
   ment income                               52,045        9,421       34,711
  Accumulated net realized gain (loss)
   from investment transactions            (460,138)  (1,153,655)    (142,448)
  Net unrealized appreciation of in-
   vestments                                726,708    1,816,408    1,469,156
                                        -----------  -----------  -----------
   Net assets                           $48,325,859  $57,954,470  $61,691,470
                                        -----------  -----------  -----------

NOTES TO FINANCIAL STATEMENTS
(Unaudited)

                 9. INVESTMENT COMPOSITION
                 Each Fund invests in municipal securities which include general obligation, escrowed and revenue bonds. At July 31, 1995, the revenue sources by municipal purpose for these investments, expressed as a percent of total investments, were as follows:

                            AZ   FL   MD   MI
-----------------------------------------------
  Revenue Bonds:
   Housing Facilities        13%  15%  22%  13%
   Pollution Control          9    3    6    7
   Health Care Facilities    11   16   11   19
   Water/Sewer Facilities     3    6    4   19
   Electric Utilities         3   17    3    3
   Educational Facilities    11    1    5   10
   Transportation             3    8   12    4
   Lease Rental Facilities    9    1    6    3
   Other                      7   10    8    4
  General Obligation Bonds   20    9   13   15
  Escrowed Bonds             11   14   10    3
-----------------------------------------------
                            100% 100% 100% 100%

                            NJ   PA   VA
------------------------------------------
  Revenue Bonds:
   Housing Facilities        21%   5%  12%
   Pollution Control         13   21   --
   Health Care Facilities     3    8   13
   Water/Sewer Facilities     8   --   18
   Electric Utilities         6    4   --
   Educational Facilities     7   10   12
   Transportation             7    7    6
   Lease Rental Facilities    4    1    3
   Other                     10   11   22
  General Obligation Bonds   15   20   10
  Escrowed Bonds              6   13    4
------------------------------------------
                            100% 100% 100%

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                   JULY 31, 1995

                 Certain long-term and intermediate-term investments owned by the Funds are covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, either of which ensure the timely payment of principal and interest in the event of default (45% for Arizona, 58% for Florida, 50% for Maryland, 29% for Michigan, 25% for New Jersey, 64% for Pennsylvania, and 19% for Virginia). Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of the Fund's shares.

                 All of the temporary investments in short-term municipal securities have credit enhancements (letters of credit, guarantees or insurance) issued by third party domestic or foreign banks or other institutions.

                 For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.

FINANCIAL HIGHLIGHTS
(Unaudited)

SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS
FOLLOWS:
--------------------------------------------------------------------------------

                                     Income from investment
                                           operations                   Less distributions
                         --------------------------------------------------------------------------
                       Net asset                    Net realized
                           value            Net   and unrealized  Dividends from     Distributions
                       beginning     investment gain (loss) from  net investment              from
                       of period       income++    investments**          income     capital gains
---------------------------------------------------------------------------------------------------
 AZ
---------------------------------------------------------------------------------------------------
 CLASS A
 6 mos. ended
 7/31/95                 $ 9.930          $.254           $ .420          $(.264)             $ --
 9/7/94 to
 1/31/95                  10.030           .203            (.086)          (.217)               --
 CLASS C
 6 mos. ended
 7/31/95                   9.840           .204             .429           (.223)               --
 9/12/94 to
 1/31/95                   9.940           .169            (.052)          (.217)               --
 CLASS R
 6 mos. ended
 7/31/95                   9.850           .266             .427           (.273)               --
 Year ended 1/31,
 1995                     10.880           .536           (1.026)          (.540)               --
 1994                     10.050           .531             .853           (.522)            (.032)
 1993                      9.525           .438             .563           (.435)            (.041)
 12/13/91 to
 1/31/92                   9.525             --               --              --                --
---------------------------------------------------------------------------------------------------
 FL
---------------------------------------------------------------------------------------------------
 CLASS A
 6 mos. ended
 7/31/95                   9.730           .246             .381           (.247)               --
 9/7/94 to
 1/31/95                   9.890           .193            (.148)          (.202)            (.003)
 CLASS C
 6 mos. ended
 7/31/95                   9.730           .213             .387           (.210)               --
 9/19/94 to
 1/31/95                   9.720           .152             .021           (.163)               --
 CLASS R
 6 mos. ended
 7/31/95                   9.750           .260             .369           (.259)               --
 Year ended 1/31,
 1995                     10.740           .508            (.985)          (.510)            (.003)
 1994                      9.960           .511             .779           (.510)               --
 1993                      9.525           .440             .431           (.436)               --
 12/13/91 to
 1/31/92                   9.525             --               --              --                --
---------------------------------------------------------------------------------------------------

See notes on page 66.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                   JULY 31, 1995
--------------------------------------------------------------------------------

Net asset value   Total return on
  end of period  net asset value+
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------


        $10.340             6.83%

          9.930             1.24


         10.250             6.46

          9.840             1.25


         10.270             7.08

          9.850            (4.39)
         10.880            14.07
         10.050            10.71

          9.525                --
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------


         10.110             6.47

          9.730              .52


         10.120             6.19

          9.730             1.84


         10.120             6.48

          9.750            (4.33)
         10.740            13.22
          9.960             9.33

          9.525                --
--------------------------------------------------------------------------------------------------

                                     Ratios/Supplemental data
--------------------------------------------------------------------------------------------------
                                      Ratio of net        Ratio of
                        Ratio of        investment     expenses to      Ratio of net
                     expenses to            income         average investment income
    Net assets           average        to average      net assets        to average
 end of period net assets before net assets before           after  net assets after     Portfolio
(in thousands)     reimbursement     reimbursement reimbursement++   reimbursement++ turnover rate
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------


       $ 1,861            1.45%*            4.55%*          1.00%*            5.00%*            1%

         1,124            1.60*             4.68*           1.00*             5.28*             29


           123            2.50*             3.50*           1.75*             4.25*              1

            43            3.51*             2.79*           1.75*             4.55*             29


        17,537            1.24*             4.76*            .75*             5.25*              1

        16,554            1.06              5.12             .75              5.43              29
        16,140            1.25              4.48             .75              4.98              11
         8,026            1.75*             3.94*            .75*             4.94*             43

            15                --                --              --                --            --
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------


         2,739            1.39*             4.53*           1.00*             4.92*             15

         1,392            1.56*             4.52*           1.00*             5.08*              4


           140            2.55*             3.37*           1.75*             4.17*             15

            78            2.84*             3.26*           1.75*             4.35*              4


        52,186             .89*             5.03*            .75*             5.17*             15

        52,538             .84              5.12             .75              5.21               4
        48,254             .89              4.69             .75              4.83               3
        23,727            1.24*             4.35*            .75*             4.84*              1

            15                --                --              --               --             --
--------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
(Unaudited)

SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS
FOLLOWS:
--------------------------------------------------------------------------------

                                     Income from investment
                                           operations                   Less distributions
                          -------------------------------------------------------------------------
                       Net asset                    Net realized
                           value            Net   and unrealized  Dividends from     Distributions
                       beginning     investment gain (loss) from  net investment              from
                       of period       income++    investments**          income     capital gains
---------------------------------------------------------------------------------------------------
 MD
---------------------------------------------------------------------------------------------------
 CLASS A
 6 mos. ended
 7/31/95                 $ 9.600          $.243           $ .508          $(.251)           $   --
 9/7/94 to
 1/31/95                   9.840           .198            (.229)          (.207)            (.002)
 CLASS C
 6 mos. ended
 7/31/95                   9.590           .206             .508           (.214)               --
 9/16/94 to
 1/31/95                   9.750           .160            (.153)          (.167)               --
 CLASS R
 6 mos. ended
 7/31/95                   9.610           .259             .504           (.263)               --
 Year ended 1/31,
 1995                     10.620           .513           (1.008)          (.513)            (.002)
 1994                      9.910           .509             .727           (.503)            (.023)
 1993                      9.525           .442             .395           (.442)            (.010)
 12/13/91 to
 1/31/92                   9.525             --               --              --                --
---------------------------------------------------------------------------------------------------
 MI
---------------------------------------------------------------------------------------------------
 CLASS A
 6 mos. ended
 7/31/95                   9.870           .260             .459           (.259)               --
 9/7/94 to
 1/31/95                  10.090           .204            (.209)          (.212)            (.003)
 CLASS C
 6 mos. ended
 7/31/95                   9.850           .222             .449           (.221)               --
 9/19/94 to
 1/31/95                   9.910           .161            (.050)          (.171)               --
 CLASS R
 6 mos. ended
 7/31/95                   9.880           .270             .451           (.271)               --
 Year ended 1/31,
 1995                     10.860           .529            (.972)          (.534)            (.003)
 1994                     10.060           .531             .808           (.528)            (.011)
 1993                      9.525           .456             .554           (.449)            (.026)
 12/13/91 to
 1/31/92                   9.525             --               --              --                --
---------------------------------------------------------------------------------------------------

See notes on page 66.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                   JULY 31, 1995
--------------------------------------------------------------------------------

Net asset value   Total return on
  end of period  net asset value+
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------


        $10.100             7.87%

          9.600             (.26)


         10.090             7.49

          9.590              .12


         10.110             8.00

          9.610            (4.58)
         10.620            12.71
          9.910             8.96

          9.525                --
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------


         10.330             7.32

          9.870              .02


         10.300             6.84

          9.850             1.18


         10.330             7.34

          9.880            (3.98)
         10.860            13.58
         10.060            10.80

          9.525                --
---------------------------------------------------------------------------------------------------

                                     Ratios/Supplemental data
---------------------------------------------------------------------------------------------------
                                      Ratio of net          Ratio of
                        Ratio of        investment       expenses to      Ratio of net
                     expenses to            income           average investment income
    Net assets           average        to average        net assets        to average
 end of period net assets before net assets before             after  net assets after     Portfolio
(in thousands)     reimbursement     reimbursement   reimbursement++   reimbursement++ turnover rate
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------


       $ 4,196            1.37%*              4.58%*          1.00%*            4.95%*           16%

         1,605            1.59*               4.67*           1.00*             5.26*             35


         1,199            2.06*               3.89*           1.75*             4.20*             16

           860            1.86*               4.44*           1.75*             4.55*             35


        44,971            1.00*               4.95*            .75*             5.20*             16

        42,741             .89                5.14             .75              5.28              35
        47,822             .86                4.74             .75              4.85               4
        28,283            1.02*               4.69*            .75*             4.96*             20

            15                --                --                --               --             --
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------


         2,149            1.39*               4.65*           1.00*             5.04*             29

           897            2.62*               3.68*           1.00*             5.30*             35


           131            2.10*               3.94*           1.75*             4.29*             29

            75            3.52*               2.76*           1.75*             4.53*             35


        28,039            1.03*               5.01*            .75*             5.29*             29

        26,644             .96                5.12             .75              5.33              35
        25,085            1.07                4.67             .75              4.99               3
        14,684            1.62*               4.19*            .75*             5.06*             32

            15               --                 --               --                 --            --
----------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
(Unaudited)

SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS
FOLLOWS:
--------------------------------------------------------------------------------

                                     Income from investment
                                           operations                   Less distributions
                          -------------------------------------------------------------------------
                       Net asset                    Net realized
                           value            Net   and unrealized  Dividends from     Distributions
                       beginning     investment gain (loss) from  net investment              from
                       of period       income++    investments**          income     capital gains
---------------------------------------------------------------------------------------------------
 NJ
---------------------------------------------------------------------------------------------------
 CLASS A
 6 mos. ended
 7/31/95                 $ 9.730          $.264          $  .350          $(.264)           $   --
 9/7/94 to
 1/31/95                  10.030           .205            (.209)          (.210)            (.086)
 CLASS C
 6 mos. ended
 7/31/95                   9.710           .227             .348           (.225)               --
 9/22/94 to
 1/31/95                   9.770           .159            (.050)          (.169)               --
 CLASS R
 6 mos. ended
 7/31/95                   9.740           .279             .337           (.276)               --
 Year ended 1/31,
 1995                     10.710           .524            (.886)          (.522)            (.086)
 1994                      9.960           .513             .810           (.513)            (.060)
 1993                      9.525           .445             .431           (.441)               --
 12/13/91 to
 1/31/92                   9.525             --               --              --                --
---------------------------------------------------------------------------------------------------
 PA
---------------------------------------------------------------------------------------------------
 CLASS A
 6 mos. ended
 7/31/95                   9.750           .253             .466           (.259)               --
 9/7/94 to
 1/31/95                   9.920           .206            (.164)          (.212)               --
 CLASS C
 6 mos. ended
 7/31/95                   9.650           .214             .456           (.220)               --
 9/7/94 to
 1/31/95                   9.920           .176            (.235)          (.211)               --
 CLASS R
 6 mos. ended
 7/31/95                   9.730           .266             .464           (.270)               --
 Year ended 1/31,
 1995                     10.810           .531           (1.077)          (.534)               --
 1994                     10.010           .533             .807           (.534)            (.006)
 1993                      9.525           .451             .481           (.443)            (.004)
 12/13/91 to
 1/31/92                   9.525             --               --              --                --
---------------------------------------------------------------------------------------------------

See notes on page 66.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                   JULY 31, 1995

--------------------------------------------------------------------------------

Net asset value   Total return on
  end of period  net asset value+
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------


        $10.080             6.35%

          9.730              .02


         10.060             5.95

          9.710             1.16


         10.080             6.37

          9.740            (3.27)
         10.710            13.60
          9.960             9.36

          9.525                --
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------


         10.210             7.41

          9.750              .49


         10.100             6.97

          9.650             (.53)


         10.190             7.55

          9.730            (4.94)
         10.810            13.67
         10.010             9.97

          9.525                --
---------------------------------------------------------------------------------------------------

                                     Ratios/Supplemental data
---------------------------------------------------------------------------------------------------
                                      Ratio of net
                        Ratio of        investment         Ratio of      Ratio of net
                     expenses to            income      expenses to investment income
    Net assets           average        to average          average   to  average net
 end of period net assets before net assets before net assets after      assets after     Portfolio
(in thousands)     reimbursement     reimbursement  reimbursement++   reimbursement++ turnover rate
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------


       $ 6,407            1.20%*            5.15%*           1.00%*            5.35%*           14%

         2,741            1.31*             5.03*            1.00*             5.34*             32


           633            1.86*             4.49*            1.75*             4.60*             14

           464            2.00*             4.37*            1.75*             4.62*             32


        41,286             .94*             5.41*             .75*             5.60*             14

        39,582             .89              5.18              .75              5.32              32
        36,462             .98              4.61              .75              4.84              52
        16,208            1.43*             4.28*             .75*             4.96*              9

            15               --                --               --                --             --
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------


         3,363            1.39*             4.65*            1.00*             5.04*             29

         1,483            1.87*             4.56*            1.00*             5.43*             74


           614            2.34*             3.70*            1.75*             4.29*             29

           494            2.52*             3.90*            1.75*             4.67*             74


        53,978             .93*             5.11*             .75*             5.29*             29

        51,499             .91              5.27              .75              5.43              74
        48,720             .94              4.82              .75              5.01               5
        23,680            1.25*             4.53*             .75*             5.03*             15

            15               --                --                --                --            --
---------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
(Unaudited)

SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS
FOLLOWS:
------------------------------------------------------------------------------

                                 Income from investment
                                       operations               Less distributions
                         ---------------------------------------------------------------
                                              Net realized
                                                       and
                     Net asset                  unrealized      Dividends
                         value           Net   gain (loss)       from net  Distributions
                     beginning    investment          from     investment           from
                     of period      income++ investments**         income  capital gains
----------------------------------------------------------------------------------------
 VA
----------------------------------------------------------------------------------------
 CLASS A
 6 mos. ended
 7/31/95               $ 9.760         $.257        $ .429         $(.256)           --%
 9/7/94 to
 1/31/95                 9.980          .201         (.207)         (.214)            --
 CLASS C
 6 mos. ended
 7/31/95                 9.740          .221          .417          (.218)            --
 9/9/94 to
 1/31/95                 9.950          .171         (.167)         (.214)            --
 CLASS R
 6 mos. ended
 7/31/95                 9.770          .270          .408          (.268)            --
 Year ended 1/31,
 1995                   10.740          .531         (.964)         (.537)            --
 1994                   10.030          .529          .726          (.527)        (.018)
 1993                    9.525          .439          .499          (.433)            --
 12/13/91 to
 1/31/92                 9.525            --            --             --             --
----------------------------------------------------------------------------------------

* Annualized.
** Net of taxes, if applicable. See note 1.
+ Total Return on Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share.
++ Reflects the waiver of certain management fees and reimbursement of certain other expenses by the Advisor. See note 7 of Notes to Financial Statements.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                   JULY 31, 1995

--------------------------------------------------------------------------------

Net asset value   Total return on
  end of period  net asset value+
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------


        $10.190             7.07%

          9.760              .01


         10.160             6.58

          9.740              .10


         10.180             6.98

          9.770            (3.92)
         10.740            12.78
         10.030            10.04

          9.525                --
--------------------------------------------------------------------------------------------------

                                     Ratios/Supplemental data
--------------------------------------------------------------------------------------------------
                                          Ratio of                      Ratio of net
                        Ratio of    net investment         Ratio of       investment
                     expenses to            income      expenses to           income
    Net assets           average        to average          average      to  average
 end of period net assets before net assets before net assets after net assets after     Portfolio
(in thousands)     reimbursement     reimbursement  reimbursement++  reimbursement++ turnover rate
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------


       $ 3,897            1.21%*            4.90%*           1.00%*           5.11%*           31%

         2,215            1.57*             4.70*            1.00*            5.27*             40


           510            1.88*             4.23*            1.75*            4.36*             31

           378            2.20*             4.12*            1.75*            4.57*             40


        57,284             .93*             5.18*             .75*            5.36*             31

        54,791             .82              5.33              .75             5.40              40
        55,773             .84              4.94              .75             5.03               7
        37,196             .96*             4.71*             .75*            4.92*             12

            15                --                --               --               --            --
--------------------------------------------------------------------------------------------------

Your
investment
partner

Since 1898, John Nuveen & Co. Incorporated has worked to bring together the various participants in the municipal bond industry and build strong partnerships that benefit all concerned. Investors, financial advisers, municipal officials, investment bankers--Nuveen believes that forging relationships within these groups based on trust and value is the key to successful investing.

     As the oldest and largest municipal bond specialist in the United States, Nuveen's investment bankers work with issuers to understand and meet their needs in structuring and selling their bond issues.

     Nuveen also works closely with financial advisers around the country, including brokerage firms, banks, insurance companies, and independent financial planners, to bring the benefits of tax-free investing to you. These advisers are experts at identifying your needs and recommending the best solutions for your situation. Together we make a powerful team, helping you create a successful investment plan that meets your needs today and in the future.



[PHOTO APPEARS HERE]
For nearly 100 years, Nuveen has earned its reputation as a tax-free income specialist by focusing on municipal bonds.



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John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, Illinois 60606-1286